UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Semiannual Report ∎ June 30, 2018 TIAA Separate Account VA-1 The semiannual report contains the financial statements (unaudited).

Stock Index Account

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Account’s results for the six months ended June 30, 2018. The report contains three main sections:

•	The Account performance section compares the Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Account had investments as of June 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of the Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or

•	By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the Account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

TIAA Separate Account VA-1 ◾ 2018 Semiannual Report     1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018–June 30, 2018).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your Account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2     2018 Semiannual Report ◾ TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2018

Stock Index Account	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period (1/1/18–6/30/18	* )
Actual return	$1,000.00	$1,028.40	$3.77

5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

TIAA Separate Account VA-1 ◾ 2018 Semiannual Report     3

Stock Index Account

Performance for the six months ended June 30, 2018

The Stock Index Account returned 2.84% for the period, compared with the 3.22% return of its benchmark, the Russell 3000®Index. For the twelve months ended June 30, 2018, the Account returned 13.92%, versus 14.78% for the index.

For the six-month period, the Account’s return underperformed that of its benchmark index primarily due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months. The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

Six of eleven sectors posted gains

Six of the eleven industry sectors in the Account’s benchmark posted positive performance for the six months. Information technology (up 11.1%)—the largest sector in the benchmark—and consumer discretionary (up 10.2%) contributed most to the index’s return. Energy (up 7.5%) and health care (up 3.5%) also produced solid gains. Together, these four sectors represented more than one-half of the total market capitalization of the index on June 30, 2018. Real estate (up 1.4%) and utilities (up 1.0%) also advanced, but they had minimal impact on the benchmark’s performance given their low weight. Consumer staples (down 8.0%) and telecommunication services (down 8.0%) were the worst performers during the period.

For the six-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Amazon.com performed best with sizable double-digit gains, followed by Microsoft. Apple was next in line, rising on strong revenue growth in its iPhone and wearables products. Facebook also posted solid results. Berkshire Hathaway, the conglomerate headed by Warren Buffet, suffered a loss, largely due to the implementation of a new accounting rule.

4     2018 Semiannual Report ◾ TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2018

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/1994	2.84%	13.92%	12.47%	9.48%
Russell 3000 Index	—	3.22	14.78	13.29	10.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2018
Information technology	24.5

Financials	14.2

Health care	13.6

Consumer discretionary	13.1

Industrials	10.2

Consumer staples	6.2

Energy	6.0

Real estate	3.9

Materials	3.1

Utilities	2.9

Telecommunication services	1.8

Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2018
More than $50 billion	56.2

More than $15 billion–$50 billion	21.4

More than $2 billion–$15 billion	18.8

$2 billion or less	3.6
Total	100.0

TIAA Separate Account VA-1 ◾ 2018 Semiannual Report     5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2018

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$9,068	0.9%

BANKS
350,792	Bank of America Corp	9,889	0.9
94,684	Citigroup, Inc	6,336	0.6
125,762	JPMorgan Chase & Co	13,104	1.3
163,024	Wells Fargo & Co	9,038	0.9
	Other	29,313	2.8

		67,680	6.5

CAPITAL GOODS
21,408	3M Co	4,211	0.4
20,389	Boeing Co	6,841	0.7
319,947	General Electric Co	4,354	0.4
27,660	Honeywell International, Inc	3,984	0.4
	Other	55,728	5.3

		75,118	7.2

COMMERCIAL & PROFESSIONAL SERVICES		10,543	1.0

CONSUMER DURABLES & APPAREL		15,081	1.4

CONSUMER SERVICES
29,170	McDonald’s Corp	4,571	0.4
	Other	18,586	1.8

		23,157	2.2

DIVERSIFIED FINANCIALS		39,939	3.8

ENERGY
70,694	Chevron Corp	8,938	0.9
157,235	Exxon Mobil Corp	13,008	1.2
	Other	40,555	3.9

		62,501	6.0

FOOD & STAPLES RETAILING
52,950	Walmart, Inc	4,535	0.4
	Other	5,009	0.5

		9,544	0.9

FOOD, BEVERAGE & TOBACCO
70,268	Altria Group, Inc	3,990	0.4
141,975	Coca-Cola Co	6,227	0.6
52,582	PepsiCo, Inc	5,725	0.6
57,653	Philip Morris International, Inc	4,655	0.4
	Other	19,999	1.9

		40,596	3.9

HEALTH CARE EQUIPMENT & SERVICES
50,220	Medtronic plc	4,299	0.4
35,479	UnitedHealth Group, Inc	8,705	0.8

6	2018 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2018

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES—continued
		Other	$50,601	4.9%

			63,605	6.1

HOUSEHOLD & PERSONAL PRODUCTS
93,438		Procter & Gamble Co	7,294	0.7
		Other	7,118	0.7

			14,412	1.4

INSURANCE
71,906	*	Berkshire Hathaway, Inc (Class B)	13,421	1.3
		Other	27,013	2.6

			40,434	3.9

MATERIALS
86,175		DowDuPont, Inc	5,681	0.6
		Other	26,360	2.5

			32,041	3.1

MEDIA
169,573		Comcast Corp (Class A)	5,564	0.5
55,331		Walt Disney Co	5,799	0.6
		Other	12,112	1.2

			23,475	2.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
58,935		AbbVie, Inc	5,460	0.5
24,565		Amgen, Inc	4,535	0.4
99,640		Johnson & Johnson	12,090	1.2
215,298		Pfizer, Inc	7,811	0.7
99,931		Schering-Plough Corp	6,066	0.6
		Other	42,783	4.1

			78,745	7.5

REAL ESTATE			40,188	3.9

RETAILING
15,089	*	Amazon.com, Inc	25,648	2.4
42,782		Home Depot, Inc	8,347	0.8
15,464	*	NetFlix, Inc	6,053	0.6
		Other	26,008	2.5

			66,056	6.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
173,148		Intel Corp	8,607	0.8
21,631		NVIDIA Corp	5,124	0.5
36,358		Texas Instruments, Inc	4,009	0.4
		Other	23,169	2.2

			40,909	3.9

SOFTWARE & SERVICES
18,246	*	Adobe Systems, Inc	4,449	0.4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	7

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2018

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES—continued
11,088	*	Alphabet, Inc (Class A)		$12,520	1.2%
11,301	*	Alphabet, Inc (Class C)		12,608	1.2
88,260	*	Facebook, Inc		17,151	1.6
34,095		International Business Machines Corp		4,763	0.5
34,098		MasterCard, Inc (Class A)		6,701	0.6
281,305		Microsoft Corp		27,739	2.7
106,635		Oracle Corp		4,698	0.5
66,355		Visa, Inc (Class A)		8,789	0.8
		Other		58,808	5.6

				158,226	15.1

TECHNOLOGY HARDWARE & EQUIPMENT
182,577	d	Apple, Inc		33,797	3.2
178,999		Cisco Systems, Inc		7,702	0.7
		Other		16,543	1.6

				58,042	5.5

TELECOMMUNICATION SERVICES
269,756		AT&T, Inc		8,662	0.8
153,528		Verizon Communications, Inc		7,724	0.8
		Other		2,382	0.2

				18,768	1.8

TRANSPORTATION
28,600		Union Pacific Corp		4,052	0.4
		Other		17,071	1.6

				21,123	2.0

UTILITIES				30,355	2.9

		TOTAL COMMON STOCKS	(Cost $423,033)	1,039,606	99.5

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0)	1	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,642,000		Federal Agricultural Mortgage Corp (FAMC)	1.630%, 07/02/18	4,642	0.5

				4,642	0.5

8	2018 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2018

Shares		Company		Value (000)	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,595,870	c	State Street Navigator Securities Lending Government Money Market Portfolio		$9,596	0.9%

				9,596	0.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $14,238)	14,238	1.4

		TOTAL PORTFOLIO	(Cost $437,271)	1,053,845	100.9
		OTHER ASSETS & LIABILITIES, NET		(8,923)	(0.9)

		NET ASSETS		$1,044,922	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/18, the aggregate value of securities on loan is $9,268,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	28	9/21/18	$3,885	$3,810	$(75)

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2018

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,053,845
Cash	391
Dividends and interest receivable	930
Other	163

Total assets	1,055,329

LIABILITIES
Investment management fees payable	9
Service agreement fees payable	11
Payable for collateral for securities loaned	9,596
Due to affiliates	531
Payable for variation margin on futures contracts	75
Payable for manager compensation	161
Other	24

Total liabilities	10,407

NET ASSETS
Accumulation Fund	$1,044,922

Accumulation units outstanding	4,978

Accumulation unit value	$209.90

* Portfolio investments, at cost	$437,271
† Includes securities loaned of	$9,268

10	2018 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2018

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends	$10,546
Income from securities lending	107
Interest	38

Total income	10,691

EXPENSES
Administrative services	1,052
Investment advisory	1,578
Mortality and expense risk charges	2,104

Total expenses	4,734
Less: Expense waiver by investment adviser	(789)

Net expenses	3,945

Net investment income (loss)	6,746

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	30,926
Futures transactions	234

Net realized gain (loss) on total investments	31,160

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(8,312)
Futures transactions	(128)

Net change in unrealized appreciation (depreciation) on total investments	(8,440)

Net realized and unrealized gain (loss) on total investments	22,720

Net increase (decrease) in net assets from operations	$29,466

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	11

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2018	December 31, 2017

	(unaudited)
OPERATIONS
Net investment income (loss)	$6,746	$11,944
Net realized gain (loss) on total investments	31,160	46,726
Net change in unrealized appreciation (depreciation) on total investments	(8,440)	126,180

Net increase (decrease) in net assets from operations	29,466	184,850

FROM CONTRACTOWNER TRANSACTIONS
Premiums	11,064	19,045
Withdrawals and death benefits	(56,047)	(95,375)

Net increase (decrease) from contractowner transactions	(44,983)	(76,330)

Net increase (decrease) in net assets	(15,517)	108,520

NET ASSETS
Beginning of period	1,060,439	951,919

End of period	$1,044,922	$1,060,439

ACCUMULATION UNITS
Units purchased	53	102
Units sold / transferred	(271)	(513)

Outstanding
Beginning of period	5,196	5,607

End of period	4,978	5,196

12	2018 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	13

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/18	#	$2.100	$0.775	$1.325	$4.470	$5.795	$204.101
12/31/17		3.613	1.395	2.218	32.114	34.332	169.769
12/31/16		3.387	1.173	2.214	15.947	18.161	151.608
12/31/15		3.175	1.150	2.025	(2.347)	(0.322)	151.930
12/31/14		2.761	1.067	1.694	14.236	15.930	136.000
12/31/13		2.402	0.896	1.506	31.870	33.376	102.624

#	Unaudited
a	Based on average units outstanding.
b	Based on per accumulation unit data
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.

14	2018 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$209.896	2.84%[c]	0.90%[d]	0.75%[d]	1.28%[d]	2%[c]	5	$1,045
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925
151.930	11.71	0.90	0.75	1.19	7	7	989
136.000	32.53	0.90	0.75	1.26	7	7	935

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	15

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and

16	2018 Semiannual Report ▪ TIAA Separate Account VA-1

local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Account to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding account’s liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Account’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	17

Notes to financial statements (unaudited)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

18	2018 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2018, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of June 30, 2018, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Consumer discretionary	$136,836	$1	$—	$136,837
Health care	142,349	—	1	142,350
Industrials	106,777	—	7	106,784
All other equity investments*	653,636	—	—	653,636
Short-term investments	9,596	4,642	—	14,238
Futures contracts**	(75)	—	—	(75)

Total	$1,049,119	$4,643	$8	$1,053,770

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2018, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures	*	$(75)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of assets and liabilities is only the payable for variation margin on open futures contracts.

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	19

Notes to financial statements (unaudited)

For the period ended June 30, 2018, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$234	$(128)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2018, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of June 30, 2018 are disclosed in the summary portfolio of investments and the full schedule of investments.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection

20	2018 Semiannual Report ▪ TIAA Separate Account VA-1

continued

with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2018, these transactions did not materially impact the Account.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of June 30, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	21

Notes to financial statements (unaudited)

federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

$437,271	$644,679	$(28,180)	$616,499

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the period ended June 30, 2018 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$17,168	$55,269

Note 6—line of credit

The Account participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2018, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2018 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Note 8—legal proceedings

The Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter was 0.05% of net assets as of June 30, 2018.

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	23

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA Separate Account VA-1

The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Managers are interested persons of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Overview of the renewal process

The Committee held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement using the process established by the Committee. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Managers and legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover

24	2018 Semiannual Report ▪ TIAA Separate Account VA-1

rate. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies (except for the brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of the Separate Account against an appropriate broad-based index. In each case, Broadridge summarized, and the Committee reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Committee).

Among other matters, the Committee also requested and received additional information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

In advance of the Committee meeting held on March 15, 2018, legal counsel for the Managers requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement. The Managers

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	25

Approval of investment management agreement (unaudited)

were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Managers were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement, the Committee reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Managers met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement. The Committee also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Committee and its Committees is ongoing. The Committee, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Commitee or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Committee, the Committee and the Investment Committee receive and review, among other matters, information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

26	2018 Semiannual Report ▪ TIAA Separate Account VA-1

continued

In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 15, 2018, all Committee members in attendance voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors the Board considered with respect to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Funds and the TIAA-CREF Life Funds, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; and reporting on the investment performance of the Separate Account to the Committee on a regular basis. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2017. The Committee considered the Separate Account’s performance as compared to its peer

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	27

Approval of investment management agreement (unaudited)

universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Committee also reviewed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

Cost and profitability

The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year 2017. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2017. The Committee concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Separate Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of peer mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the

28	2018 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it was no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Separate Account. The Committee considered the management fee rates and the performance of such companies and accounts. The Committee considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Committee also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel.

TIAA Separate Account VA-1 ▪ 2018 Semiannual Report	29

Approval of investment management agreement (unaudited)	concluded

Synopsis of factors

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to the Separate Account during 2017 under the Agreement.

•	The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is waived by Advisors to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 4th, 1st and 3rd quintiles of the group of comparable funds selected by Broadridge for expense comparison purposes, respectively, and in the 3rd, 1st and 1st quintiles, respectively, of the universe of comparable funds selected by Broadridge for expense comparison purposes.

•

The Separate Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes. The Separate Account was in the 3rd, 2nd, 2nd and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively. The Separate Account’s Performance Universe includes actively-managed funds, while the Separate Account utilizes a passive investment strategy.

•

For the three-year period, the Separate Account’s adjusted relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +1 basis points. For reference, one basis point equals 0.01%.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

30	2018 Semiannual Report ▪ TIAA Separate Account VA-1

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
3,669		Adient plc	$180
3,248	*	American Axle & Manufacturing Holdings, Inc	51
8,007		BorgWarner, Inc	346
1,678		Cooper Tire & Rubber Co	44
671	*	Cooper-Standard Holding, Inc	88
5,567		Dana Holding Corp	112
9,807		Delphi Automotive plc	899
1,044	*	Dorman Products, Inc	71
145,929		Ford Motor Co	1,615
1,363	*	Fox Factory Holding Corp	63
49,034		General Motors Co	1,932
10,320		Gentex Corp	238
1,424	*	Gentherm, Inc	56
8,172		Goodyear Tire & Rubber Co	190
6,307		Harley-Davidson, Inc	265
938		LCI Industries, Inc	85
2,449		Lear Corp	455
1,945	*	Modine Manufacturing Co	35
670	*,e	Motorcar Parts of America, Inc	13
313	*	Shiloh Industries, Inc	3
1,379		Spartan Motors, Inc	21
843		Standard Motor Products, Inc	41
1,055	*	Stoneridge, Inc	37
1,027		Superior Industries International, Inc	18
2,045		Tenneco, Inc	90
4,980	*	Tesla, Inc	1,708
1,931		Thor Industries, Inc	188
897		Tower International, Inc	29
1,140	*	Visteon Corp	147
1,185		Winnebago Industries, Inc	48

		TOTAL AUTOMOBILES & COMPONENTS	9,068

BANKS - 6.5%
625		1st Source Corp	33
486		Access National Corp	14
255		ACNB Corp	9
444	*	Allegiance Bancshares, Inc	19
374		American National Bankshares, Inc	15
1,390		Ameris Bancorp	74
387		Ames National Corp	12
401		Arrow Financial Corp	15
6,603		Associated Banc-Corp	180
706	*	Atlantic Capital Bancshares, Inc	14
1,598		Banc of California, Inc	31
666		Bancfirst Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,345		BancorpSouth Bank	$110
350,792		Bank of America Corp	9,889
601		Bank of Commerce Holdings	8
1,630		Bank of Hawaii Corp	136
234		Bank of Marin Bancorp	19
2,093		Bank of NT Butterfield & Son Ltd	96
4,451		Bank of the Ozarks, Inc	200
457		BankFinancial Corp	8
4,119		BankUnited	168
217		Bankwell Financial Group, Inc	7
1,278		Banner Corp	77
622		Bar Harbor Bankshares	19
385	*	Baycom Corp	10
28,986		BB&T Corp	1,462
361		BCB Bancorp, Inc	5
2,708		Beneficial Bancorp, Inc	44
1,314		Berkshire Hills Bancorp, Inc	53
901		Blue Hills Bancorp, Inc	20
2,322	*	BofI Holding, Inc	95
804		BOK Financial Corp	76
3,231		Boston Private Financial Holdings, Inc	51
683		Bridge Bancorp, Inc	25
2,984		Brookline Bancorp, Inc	55
630		Bryn Mawr Bank Corp	29
334	*	BSB Bancorp, Inc	11
313	e	Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	5
131		C&F Financial Corp	8
1,724		Cadence BanCorp	50
135	e	Cambridge Bancorp	12
613		Camden National Corp	28
447		Capital City Bank Group, Inc	11
4,687		Capitol Federal Financial	62
314	*	Capstar Financial Holdings, Inc	6
555		Carolina Financial Corp	24
2,923		Cathay General Bancorp	118
654	e	CBTX, Inc	22
3,063		Centerstate Banks of Florida, Inc	91
1,125		Central Pacific Financial Corp	32
383		Central Valley Community Bancorp	8
152		Century Bancorp, Inc	12
504		Charter Financial Corp	12
2,638		Chemical Financial Corp	147
122		Chemung Financial Corp	6
4,661		CIT Group, Inc	235
94,684		Citigroup, Inc	6,336
533		Citizens & Northern Corp	14
18,450		Citizens Financial Group, Inc	718
597		City Holding Co	45
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	15
1,467		CoBiz, Inc	31
342		Codorus Valley Bancorp, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,875		Columbia Banking System, Inc	$118
1,738	*,e	Columbia Financial, Inc	29
6,428		Comerica, Inc	584
3,381		Commerce Bancshares, Inc	219
254		Commerce Union Bancshares, Inc	7
1,925		Community Bank System, Inc	114
837	*	Community Bankers Trust Corp	7
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	33
1,146		ConnectOne Bancorp, Inc	29
206		County Bancorp, Inc	6
2,189		Cullen/Frost Bankers, Inc	237
1,005	*	Customers Bancorp, Inc	29
4,043		CVB Financial Corp	91
1,325		Dime Community Bancshares	26
1,035	*	Eagle Bancorp, Inc	63
5,381		East West Bancorp, Inc	351
192	*	Entegra Financial Corp	6
314		Enterprise Bancorp, Inc	13
828		Enterprise Financial Services Corp	45
402	*	Equity Bancshares, Inc	17
342		ESSA Bancorp, Inc	5
3,541	*	Essent Group Ltd	127
171		Evans Bancorp, Inc	8
356		Farmers & Merchants Bancorp, Inc	14
298		Farmers Capital Bank Corp	16
1,013		Farmers National Banc Corp	16
246		FB Financial Corp	10
1,363	*	FCB Financial Holdings, Inc	80
384		Federal Agricultural Mortgage Corp (Class C)	34
863		Fidelity Southern Corp	22
25,373		Fifth Third Bancorp	728
527		Financial Institutions, Inc	17
1,088		First Bancorp (NC)	44
6,201	*	First Bancorp (Puerto Rico)	47
498		First Bancorp, Inc	14
322		First Bancshares, Inc	12
603		First Bank	8
1,476		First Busey Corp	47
360		First Business Financial Services, Inc	9
295		First Citizens Bancshares, Inc (Class A)	119
3,678		First Commonwealth Financial Corp	57
680		First Community Bancshares, Inc	22
542		First Connecticut Bancorp	17
368		First Defiance Financial Corp	25
3,697		First Financial Bancorp	113
2,466	e	First Financial Bankshares, Inc	126
384		First Financial Corp	17
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	20
162		First Guaranty Bancshares, Inc	4
2,551		First Hawaiian, Inc	74
11,602		First Horizon National Corp	207

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

228		First Internet Bancorp	$8
951		First Interstate Bancsystem, Inc	40
1,580		First Merchants Corp	73
380		First Mid-Illinois Bancshares, Inc	15
3,920		First Midwest Bancorp, Inc	100
327	*	First Northwest Bancorp	5
862		First of Long Island Corp	21
5,972		First Republic Bank	578
890	*	Flagstar Bancorp, Inc	30
1,083		Flushing Financial Corp	28
190		FNB Bancorp	7
12,570		FNB Corp	169
389	*	Franklin Financial Network, Inc	15
6,701		Fulton Financial Corp	111
903		German American Bancorp, Inc	32
2,999		Glacier Bancorp, Inc	116
412		Great Southern Bancorp, Inc	24
2,200		Great Western Bancorp, Inc	92
688		Green Bancorp, Inc	15
113	e	Greene County Bancorp, Inc	4
913		Guaranty Bancorp	27
275		Guaranty Bancshares, Inc	9
3,286		Hancock Holding Co	153
1,297		Hanmi Financial Corp	37
406	*	HarborOne Bancorp, Inc	8
953		Heartland Financial USA, Inc	52
1,355		Heritage Commerce Corp	23
1,150		Heritage Financial Corp	40
2,919		Hilltop Holdings, Inc	64
57		Hingham Institution for Savings	13
238		Home Bancorp, Inc	11
6,066		Home Bancshares, Inc	137
698	*	HomeStreet, Inc	19
667	*	HomeTrust Bancshares, Inc	19
5,041		Hope Bancorp, Inc	90
1,209		Horizon Bancorp	25
323	*	Howard Bancorp, Inc	6
40,501		Huntington Bancshares, Inc	598
1,963		IBERIABANK Corp	149
350	*,e	Impac Mortgage Holdings, Inc	3
1,031		Independent Bank Corp (MA)	81
863		Independent Bank Corp (MI)	22
679		Independent Bank Group, Inc	45
2,138		International Bancshares Corp	91
299	e	Investar Holding Corp	8
10,225		Investors Bancorp, Inc	131
125,762		JPMorgan Chase & Co	13,104
4,372		Kearny Financial Corp	59
39,132		Keycorp	765
1,629		Lakeland Bancorp, Inc	32
976		Lakeland Financial Corp	47
378		LCNB Corp	7
1,826		LegacyTexas Financial Group, Inc	71

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

287	*,e	LendingTree, Inc	$61
833		Live Oak Bancshares, Inc	26
5,364		M&T Bank Corp	913
1,072		Macatawa Bank Corp	13
236	*	Malvern Bancorp, Inc	6
3,131		MB Financial, Inc	146
540		MBT Financial Corp	6
640		Mercantile Bank Corp	24
573		Merchants Bancorp	16
1,997		Meridian Bancorp, Inc	38
345		Meta Financial Group, Inc	34
229	*	Metropolitan Bank Holding Corp	12
13,096	*	MGIC Investment Corp	140
96		Middlefield Banc Corp	5
582		Midland States Bancorp, Inc	20
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	14
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	38
257	e	National Bankshares, Inc	12
405	*	National Commerce Corp	19
1,121	*	Nationstar Mortgage Holdings, Inc	20
1,661		NBT Bancorp, Inc	63
17,474		New York Community Bancorp, Inc	193
301	*	Nicolet Bankshares, Inc	17
2,265	*	NMI Holdings, Inc	37
256		Northeast Bancorp	6
1,643		Northfield Bancorp, Inc	27
280		Northrim BanCorp, Inc	11
3,683		Northwest Bancshares, Inc	64
223		Norwood Financial Corp	8
1,583		OceanFirst Financial Corp	47
1,902		OFG Bancorp	27
160	e	Ohio Valley Banc Corp	8
361		Old Line Bancshares, Inc	13
4,858		Old National Bancorp	90
1,237		Old Second Bancorp, Inc	18
796		Opus Bank	23
568		Origin Bancorp, Inc	23
1,420		Oritani Financial Corp	23
297		Orrstown Financial Services, Inc	8
589	*	Pacific Mercantile Bancorp	6
1,516	*	Pacific Premier Bancorp, Inc	58
4,486		PacWest Bancorp	222
529		Park National Corp	59
198		Parke Bancorp, Inc	5
696		PCSB Financial Corp	14
642		Peapack Gladstone Financial Corp	22
221		Penns Woods Bancorp, Inc	10
575	*	PennyMac Financial Services, Inc	11
174		Peoples Bancorp of North Carolina, Inc	6
595		Peoples Bancorp, Inc	22
333		Peoples Financial Services Corp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,570		People’s United Financial, Inc	$227
521		People’s Utah Bancorp	19
2,087	*	PHH Corp	23
2,763		Pinnacle Financial Partners, Inc	169
17,421		PNC Financial Services Group, Inc	2,354
3,900		Popular, Inc	176
510		Preferred Bank	31
471		Premier Financial Bancorp, Inc	9
2,586		Prosperity Bancshares, Inc	177
168	*	Provident Bancorp, Inc	4
2,502		Provident Financial Services, Inc	69
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	22
6,822		Radian Group, Inc	111
475		RBB Bancorp	15
42,676		Regions Financial Corp	759
1,629		Renasant Corp	74
364		Republic Bancorp, Inc (Class A)	16
1,873	*	Republic First Bancorp, Inc	15
671		Riverview Bancorp, Inc	6
1,349		S&T Bancorp, Inc	58
1,200		Sandy Spring Bancorp, Inc	49
1,542	*	Seacoast Banking Corp of Florida	49
1,876		ServisFirst Bancshares, Inc	78
497		Shore Bancshares, Inc	9
475		SI Financial Group, Inc	7
370		Sierra Bancorp	10
1,852	*	Signature Bank	237
2,996		Simmons First National Corp (Class A)	90
275	*	SmartFinancial, Inc	7
1,240		South State Corp	107
228	*	Southern First Bancshares, Inc	10
231		Southern Missouri Bancorp, Inc	9
454		Southern National Bancorp of Virginia, Inc	8
1,068		Southside Bancshares, Inc	36
1,460		State Bank & Trust Co	49
7,815		Sterling Bancorp/DE	184
922		Stock Yards Bancorp, Inc	35
394		Summit Financial Group, Inc	11
17,244		SunTrust Banks, Inc	1,138
1,944	*	SVB Financial Group	561
4,498		Synovus Financial Corp	238
6,199		TCF Financial Corp	153
286		Territorial Bancorp, Inc	9
1,930	*	Texas Capital Bancshares, Inc	177
1,044		TFS Financial Corp	16
1,514	*	The Bancorp, Inc	16
232		Timberland Bancorp, Inc	9
573		Tompkins Trustco, Inc	49
2,493		TowneBank	80
782		Trico Bancshares	29
943	*	Tristate Capital Holdings, Inc	25
657	*	Triumph Bancorp, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,358		Trustco Bank Corp NY	$30
2,619		Trustmark Corp	85
1,796		UMB Financial Corp	137
8,613		Umpqua Holdings Corp	195
2,394		Union Bankshares Corp	93
161		Union Bankshares, Inc	8
3,861		United Bankshares, Inc	141
2,711		United Community Banks, Inc	83
1,829		United Community Financial Corp	20
2,065		United Financial Bancorp, Inc (New)	36
510		United Security Bancshares	6
266		Unity Bancorp, Inc	6
1,012		Univest Corp of Pennsylvania	28
57,067		US Bancorp	2,854
11,790		Valley National Bancorp	143
558	*	Veritex Holdings, Inc	17
1,098		Walker & Dunlop, Inc	61
3,506		Washington Federal, Inc	115
581		Washington Trust Bancorp, Inc	34
1,032		Waterstone Financial, Inc	18
3,586		Webster Financial Corp	228
163,024		Wells Fargo & Co	9,038
1,636		WesBanco, Inc	74
597		West Bancorporation, Inc	15
1,024		Westamerica Bancorporation	58
3,666	*	Western Alliance Bancorp	208
1,021		Western New England Bancorp, Inc	11
2,157		Wintrust Financial Corp	188
8,517	*	WMIH Corp	11
1,176		WSFS Financial Corp	63
7,024		Zions Bancorporation	370

		TOTAL BANKS	67,680

CAPITAL GOODS - 7.2%
21,408		3M Co	4,211
5,419		A.O. Smith Corp	321
1,275		Aaon, Inc	42
1,251		AAR Corp	58
2,301		Actuant Corp (Class A)	68
1,638		Acuity Brands, Inc	190
1,431		Advanced Drainage Systems, Inc	41
5,997	*	Aecom Technology Corp	198
1,316	*	Aegion Corp	34
2,671	*	Aerojet Rocketdyne Holdings, Inc	79
831	*	Aerovironment, Inc	59
2,151		AGCO Corp	131
3,762		Air Lease Corp	158
1,259		Aircastle Ltd	26
374		Alamo Group, Inc	34
1,111		Albany International Corp (Class A)	67
3,696		Allegion plc	286
205		Allied Motion Technologies, Inc	10
4,587		Allison Transmission Holdings, Inc	186

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,121		Altra Holdings, Inc	$48
909	*	Ameresco, Inc	11
324	e	American Railcar Industries, Inc	13
568	*	American Woodmark Corp	52
8,395		Ametek, Inc	606
1,095		Apogee Enterprises, Inc	53
1,503		Applied Industrial Technologies, Inc	105
15,274		Arconic, Inc	260
555		Argan, Inc	23
822	*	Armstrong Flooring, Inc	12
1,735	*	Armstrong World Industries, Inc	110
823		Astec Industries, Inc	49
810	*	Astronics Corp	29
1,239	*	Atkore International Group, Inc	26
2,036	*	Axon Enterprise, Inc	129
1,059		AZZ, Inc	46
1,953		Barnes Group, Inc	115
2,363	*	Beacon Roofing Supply, Inc	101
279	*,e	Blue Bird Corp	6
325	*,e	BlueLinx Holdings, Inc	12
2,534	*	BMC Stock Holdings, Inc	53
20,389		Boeing Co	6,841
1,640		Briggs & Stratton Corp	29
3,625	*	Builders FirstSource, Inc	66
3,398		BWX Technologies, Inc	212
883	e	Caesarstone Sdot-Yam Ltd	13
520	*	CAI International, Inc	12
2,023		Carlisle Cos, Inc	219
21,548		Caterpillar, Inc	2,923
1,264	*	Chart Industries, Inc	78
647		CIRCOR International, Inc	24
3,463	*	Colfax Corp	106
840		Columbus McKinnon Corp	36
1,470		Comfort Systems USA, Inc	67
945	*	Commercial Vehicle Group, Inc	7
1,524	*	Continental Building Products Inc	48
1,769		Crane Co	142
554	*	CSW Industrials, Inc	29
1,041		Cubic Corp	67
5,656		Cummins, Inc	752
1,720		Curtiss-Wright Corp	205
12,055		Deere & Co	1,685
535		DMC Global, Inc	24
4,817		Donaldson Co, Inc	217
932		Douglas Dynamics, Inc	45
5,855		Dover Corp	429
485	*	Ducommun, Inc	16
567	*	DXP Enterprises, Inc	22
1,047	*	Dycom Industries, Inc	99
174		Eastern Co	5
16,415		Eaton Corp	1,227
1,960		EMCOR Group, Inc	149
23,433		Emerson Electric Co	1,620

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

840		Encore Wire Corp	$40
648	*,e	Energous Corp	10
1,368	*,e	Energy Recovery, Inc	11
1,701		EnerSys	127
788	*	Engility Holdings, Inc	24
3,169	*	Enphase Energy, Inc	21
830		EnPro Industries, Inc	58
137		EnviroStar, Inc	5
4,276		Equifax, Inc	535
995		ESCO Technologies, Inc	57
1,019	*	Esterline Technologies Corp	75
2,773	*	Evoqua Water Technologies Corp	57
11,023		Fastenal Co	531
2,292		Federal Signal Corp	53
5,094		Flowserve Corp	206
5,480		Fluor Corp	267
11,433		Fortive Corp	882
5,630		Fortune Brands Home & Security, Inc	302
499	*	Foundation Building Materials, Inc	8
1,724		Franklin Electric Co, Inc	78
635		Freightcar America, Inc	11
3,933	*	Gardner Denver Holdings, Inc	116
1,403	*	Gates Industrial Corp plc	23
1,474		GATX Corp	109
277	*	Gencor Industries, Inc	4
2,385	*	Generac Holdings, Inc	123
9,618		General Dynamics Corp	1,793
319,947		General Electric Co	4,354
1,244	*	Gibraltar Industries, Inc	47
870		Global Brass & Copper Holdings, Inc	27
922	*	GMS, Inc	25
678		Gorman-Rupp Co	24
6,390		Graco, Inc	289
1,261		GrafTech International Ltd	23
470		Graham Corp	12
1,755		Granite Construction, Inc	98
2,253	*	Great Lakes Dredge & Dock Corp	12
1,065		Greenbrier Cos, Inc	56
1,120		Griffon Corp	20
1,293		H&E Equipment Services, Inc	49
4,465		Harris Corp	645
3,062	*	Harsco Corp	68
1,580	*	HC2 Holdings, Inc	9
6,880	*	HD Supply Holdings, Inc	295
1,220		HEICO Corp	89
2,603		HEICO Corp (Class A)	159
981	*	Herc Holdings, Inc	55
3,102		Hexcel Corp	206
2,415		Hillenbrand, Inc	114
27,660		Honeywell International, Inc	3,984
2,111		Hubbell, Inc	223
1,702		Huntington Ingalls	369
316		Hurco Cos, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

404		Hyster-Yale Materials Handling, Inc	$26
2,879		IDEX Corp	393
298	*	IES Holdings, Inc	5
12,509		Illinois Tool Works, Inc	1,733
9,381		Ingersoll-Rand plc	842
716		Insteel Industries, Inc	24
3,480		ITT, Inc	182
4,430		Jacobs Engineering Group, Inc	281
2,450	*	JELD-WEN Holding, Inc	70
1,200		John Bean Technologies Corp	107
33,964		Johnson Controls International plc	1,136
433		Kadant, Inc	42
1,040		Kaman Corp	72
5,716		KBR, Inc	102
3,108		Kennametal, Inc	112
1,868	*,e	KEYW Holding Corp, The	16
2,010	*	KLX, Inc	144
2,746	*,e	Kratos Defense & Security Solutions, Inc	32
2,946		L3 Technologies, Inc	567
246	*	Lawson Products, Inc	6
306	*	LB Foster Co (Class A)	7
1,379		Lennox International, Inc	276
2,298		Lincoln Electric Holdings, Inc	202
408		Lindsay Corp	40
9,182		Lockheed Martin Corp	2,713
674	*	Lydall, Inc	29
1,198	*	Manitowoc Co, Inc	31
11,302		Masco Corp	423
798	*	Masonite International Corp	57
2,577	*	Mastec, Inc	131
2,076		Maxar Technologies Ltd	105
1,815	*	Mercury Systems, Inc	69
3,256	*	Meritor, Inc	67
2,113	*,e	Middleby Corp	221
1,678	*	Milacron Holdings Corp	32
446		Miller Industries, Inc	11
1,239		Moog, Inc (Class A)	97
3,470	*	MRC Global, Inc	75
1,759		MSC Industrial Direct Co (Class A)	149
2,210		Mueller Industries, Inc	65
6,011		Mueller Water Products, Inc (Class A)	70
639	*	MYR Group, Inc	23
206	e	National Presto Industries, Inc	26
1,911	*	Navistar International Corp	78
1,570	*	NCI Building Systems, Inc	33
962	*	Nexeo Solutions, Inc	9
1,020		NN, Inc	19
2,122		Nordson Corp	272
6,004		Northrop Grumman Corp	1,847
371	*	Northwest Pipe Co	7
4,328	*	NOW, Inc	58
291	*	NV5 Holdings, Inc	20
6,241	*	nVent Electric plc	157

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

117		Omega Flex, Inc	$9
987	*	Orion Marine Group, Inc	8
2,888		Oshkosh Truck Corp	203
4,331		Owens Corning, Inc	274
12,981		PACCAR, Inc	804
4,830		Parker-Hannifin Corp	753
904	*	Patrick Industries, Inc	51
6,241		Pentair plc	263
1,847	*	PGT, Inc	38
7,340	*,e	Plug Power, Inc	15
416		Powell Industries, Inc	14
96		Preformed Line Products Co	9
1,452		Primoris Services Corp	40
1,003	*	Proto Labs, Inc	119
1,340		Quanex Building Products Corp	24
5,705	*	Quanta Services, Inc	191
1,477		Raven Industries, Inc	57
10,651		Raytheon Co	2,058
899	*	RBC Bearings, Inc	116
1,737		Regal-Beloit Corp	142
432	e	REV Group, Inc	7
4,030	*	Rexnord Corp	117
4,645		Rockwell Automation, Inc	772
6,032		Rockwell Collins, Inc	812
3,711		Roper Industries, Inc	1,024
257	*	Rush Enterprises, Inc	11
1,200	*	Rush Enterprises, Inc (Class A)	52
6,314	*	Sensata Technologies Holding plc	300
1,581		Simpson Manufacturing Co, Inc	98
1,315	*	SiteOne Landscape Supply, Inc	110
2,169		Snap-On, Inc	349
460	*	Sparton Corp	9
4,223		Spirit Aerosystems Holdings, Inc (Class A)	363
1,707	*	SPX Corp	60
1,563	*	SPX FLOW, Inc	68
472		Standex International Corp	48
5,675		Stanley Works	754
1,004	*	Sterling Construction Co, Inc	13
922		Sun Hydraulics Corp	44
3,212	*	Sunrun, Inc	42
1,359	*	Teledyne Technologies, Inc	271
647		Tennant Co	51
2,533		Terex Corp	107
967	*	Textainer Group Holdings Ltd	15
9,487		Textron, Inc	625
1,276	*	Thermon Group Holdings	29
2,702		Timken Co	118
1,841		Titan International, Inc	20
784	*	Titan Machinery, Inc	12
3,845		Toro Co	232
400	*	TPI Composites, Inc	12
1,748		TransDigm Group, Inc	603
2,304	*	Trex Co, Inc	144

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,789	*	Trimas Corp	$53
5,866		Trinity Industries, Inc	201
1,667		Triton International Ltd	51
1,896		Triumph Group, Inc	37
1,399	*	Tutor Perini Corp	26
343	*	Twin Disc, Inc	8
3,207	*	United Rentals, Inc	473
27,735		United Technologies Corp	3,468
4,022	*	Univar, Inc	106
2,325		Universal Forest Products, Inc	85
3,432	*	USG Corp	148
821		Valmont Industries, Inc	124
455	*	Vectrus, Inc	14
419	*	Veritiv Corp	17
649	*	Vicor Corp	28
1,684		W.W. Grainger, Inc	519
2,295		Wabash National Corp	43
1,869	*	WABCO Holdings, Inc	219
3,154		Wabtec Corp	311
1,090		Watsco, Inc	194
880		Watts Water Technologies, Inc (Class A)	69
5,066	*	Welbilt, Inc	113
2,328	*	Wesco Aircraft Holdings, Inc	26
1,864	*	WESCO International, Inc	106
67	*	Willis Lease Finance Corp	2
1,151	*,e	Willscot Corp	17
2,064		Woodward Governor Co	159
6,623		Xylem, Inc	446

		TOTAL CAPITAL GOODS	75,118

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,170		ABM Industries, Inc	63
2,247	*	Acacia Research (Acacia Technologies)	9
4,335		ACCO Brands Corp	60
3,263	e	ADT, Inc	28
2,702	*	Advanced Disposal Services, Inc	67
274		Barrett Business Services, Inc	26
198		BG Staffing, Inc	5
1,868		Brady Corp (Class A)	72
1,790		Brink’s Co	143
1,375	*	Casella Waste Systems, Inc (Class A)	35
2,160	*	CBIZ, Inc	50
948		Ceco Environmental Corp	6
814	*	Cimpress NV	118
3,264		Cintas Corp	604
2,053	*	Clean Harbors, Inc	114
7,339	*	Copart, Inc	415
1,326	*	CoStar Group, Inc	547
4,607		Covanta Holding Corp	76
364		CRA International, Inc	19
1,839		Deluxe Corp	122
1,234		Dun & Bradstreet Corp	151
6,139	*,†,m	Dyax Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,051		Ennis, Inc	$21
1,364		Essendant, Inc	18
1,994		Exponent, Inc	96
381		Forrester Research, Inc	16
419	*	Franklin Covey Co	10
1,597	*	FTI Consulting, Inc	97
494	*	GP Strategies Corp	9
2,765	e	Healthcare Services Group	119
711		Heidrick & Struggles International, Inc	25
555	*	Heritage-Crystal Clean, Inc	11
2,222		Herman Miller, Inc	75
1,049	*	Hill International, Inc	6
1,783		HNI Corp	66
896	*	Huron Consulting Group, Inc	37
707		ICF International, Inc	50
14,439	*	IHS Markit Ltd	745
1,756	*	Innerworkings, Inc	15
1,374		Insperity, Inc	131
2,401		Interface, Inc	55
5,073		KAR Auction Services, Inc	278
1,192		Kelly Services, Inc (Class A)	27
1,045		Kforce, Inc	36
1,392		Kimball International, Inc (Class B)	22
1,970		Knoll, Inc	41
1,994		Korn/Ferry International	123
1,270		LSC Communications, Inc	20
2,498		Manpower, Inc	215
1,217		Matthews International Corp (Class A)	72
919		McGrath RentCorp	58
4,469	*,m,†	Media General, Inc	0	^
757	*	Mistras Group, Inc	14
1,705		Mobile Mini, Inc	80
1,290		MSA Safety, Inc	124
514		Multi-Color Corp	33
1,969	*	Navigant Consulting, Inc	44
12,951		Nielsen NV	401
563	*	NL Industries, Inc	5
1,977	*	On Assignment, Inc	155
7,274		Pitney Bowes, Inc	62
1,198		Quad Graphics, Inc	25
8,385		Republic Services, Inc	573
1,107		Resources Connection, Inc	19
4,381		Robert Half International, Inc	285
3,591		Rollins, Inc	189
2,868		RR Donnelley & Sons Co	17
672	*	SP Plus Corp	25
3,128		Steelcase, Inc (Class A)	42
3,227	*	Stericycle, Inc	211
1,231	*	Team, Inc	28
2,101		Tetra Tech, Inc	123
6,811		TransUnion	488
1,603	*	TriNet Group, Inc	90
1,626	*	TrueBlue, Inc	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

592		Unifirst Corp	$105
844		US Ecology, Inc	54
5,952	*	Verisk Analytics, Inc	641
795		Viad Corp	43
340		VSE Corp	16
1,451	*	WageWorks, Inc	73
15,911		Waste Management, Inc	1,294
279	*	Willdan Group, Inc	9

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,543

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	20
2,238	*	American Outdoor Brands Corp	27
383		Bassett Furniture Industries, Inc	11
1,140	*	Beazer Homes USA, Inc	17
3,230		Brunswick Corp	208
3,598		Callaway Golf Co	68
1,735		Carter’s, Inc	188
237	*	Cavco Industries, Inc	49
707	*	Century Communities, Inc	22
727	*	Clarus Corp	6
1,106		Columbia Sportswear Co	101
2,849	*	CROCS, Inc	50
447		Culp, Inc	11
1,222	*	Deckers Outdoor Corp	138
12,733		DR Horton, Inc	522
458		Escalade, Inc	6
958		Ethan Allen Interiors, Inc	23
273		Flexsteel Industries, Inc	11
1,713	*	Fossil Group, Inc	46
4,152		Garmin Ltd	253
1,666	*	G-III Apparel Group Ltd	74
4,066	*,e	GoPro, Inc	26
992	*	Green Brick Partners, Inc	10
364		Hamilton Beach Brands Holding Co	11
14,194		Hanesbrands, Inc	313
4,250		Hasbro, Inc	392
1,059	*	Helen of Troy Ltd	104
438		Hooker Furniture Corp	21
4,761	*	Hovnanian Enterprises, Inc (Class A)	8
845	*	Installed Building Products Inc	48
1,024	*,e	iRobot Corp	78
232		Johnson Outdoors, Inc	20
3,347		KB Home	91
1,887		La-Z-Boy, Inc	58
4,915		Leggett & Platt, Inc	219
631		Lennar Corp (B Shares)	27
10,479		Lennar Corp (Class A)	550
624	*,e	LGI Homes, Inc	36
362		Lifetime Brands, Inc	5
3,534	*	Lululemon Athletica, Inc	441
862	*	M/I Homes, Inc	23
776	*	Malibu Boats Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

441		Marine Products Corp	$8
12,611	e	Mattel, Inc	207
673	*	MCBC Holdings, Inc	19
1,662		MDC Holdings, Inc	51
1,156	*	Meritage Homes Corp	51
5,047	*	Michael Kors Holdings Ltd	336
2,360	*	Mohawk Industries, Inc	506
638		Movado Group, Inc	31
182		Nacco Industries, Inc (Class A)	6
1,163	*	Nautilus, Inc	18
556	*	New Home Co Inc	6
16,718		Newell Rubbermaid, Inc	431
46,573		Nike, Inc (Class B)	3,711
117	*	NVR, Inc	348
621		Oxford Industries, Inc	51
546	*	Perry Ellis International, Inc	15
2,203		Polaris Industries, Inc	269
1,369		Pool Corp	207
9,933		Pulte Homes, Inc	286
2,916		PVH Corp	437
2,037		Ralph Lauren Corp	256
1,594	*	Roku, Inc	68
4,672	*	Skechers U.S.A., Inc (Class A)	140
251		Skyline Corp	9
2,305		Steven Madden Ltd	122
652	e	Sturm Ruger & Co, Inc	36
295		Superior Uniform Group, Inc	6
10,357		Tapestry, Inc	484
4,130	*	Taylor Morrison Home Corp	86
1,812	*,e	Tempur Sealy International, Inc	87
5,202		Toll Brothers, Inc	192
1,426	*	TopBuild Corp	112
6,145	*	TRI Pointe Homes, Inc	101
1,753		Tupperware Corp	72
7,306	*,e	Under Armour, Inc	154
7,201	*,e	Under Armour, Inc (Class A)	162
700	*	Unifi, Inc	22
585	*	Universal Electronics, Inc	19
1,001	*	Vera Bradley, Inc	14
12,166		VF Corp	992
2,174	*	Vista Outdoor, Inc	34
252		Weyco Group, Inc	9
2,587		Whirlpool Corp	378
889	*	William Lyon Homes, Inc	21
3,662		Wolverine World Wide, Inc	127
1,093	*	Zagg, Inc	19

		TOTAL CONSUMER DURABLES & APPAREL	15,081

CONSUMER SERVICES - 2.2%
2,413	*	Adtalem Global Education, Inc	116
675	*	American Public Education, Inc	28
9,028		ARAMARK Holdings Corp	335
2,383		BBX Capital Corp	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,449	*	Belmond Ltd.	$38
3	*	Biglari Holdings, Inc (A Shares)	3
39	*	Biglari Holdings, Inc (B Shares)	7
817		BJ’s Restaurants, Inc	49
3,148		Bloomin’ Brands, Inc	63
641	*	Bojangles’, Inc	9
3,239		Boyd Gaming Corp	112
1,976	*	Bright Horizons Family Solutions	203
1,545	e	Brinker International, Inc	74
22,033	*	Caesars Entertainment Corp	236
428		Capella Education Co	42
2,656	*	Career Education Corp	43
14,990		Carnival Corp	859
591		Carriage Services, Inc	15
1,345	*	Carrols Restaurant Group, Inc	20
761	*	Century Casinos, Inc	7
1,753	e	Cheesecake Factory	97
3,925	*	Chegg, Inc	109
894	*	Chipotle Mexican Grill, Inc (Class A)	386
1,319		Choice Hotels International, Inc	100
435		Churchill Downs, Inc	129
751	*	Chuy’s Holdings, Inc	23
721	e	Cracker Barrel Old Country Store, Inc	113
4,646		Darden Restaurants, Inc	497
1,638	*	Dave & Buster’s Entertainment, Inc	78
1,033	*	Del Frisco’s Restaurant Group, Inc	13
1,227	*	Del Taco Restaurants, Inc	17
2,646	*	Denny’s Corp	42
664		DineEquity, Inc	50
1,538		Domino’s Pizza, Inc	434
2,096	*	Drive Shack, Inc	16
3,356		Dunkin Brands Group, Inc	232
809	*	El Pollo Loco Holdings, Inc	9
2,425	*	Eldorado Resorts, Inc	95
125	*,e	Empire Resorts, Inc	2
6,386		Extended Stay America, Inc	138
1,005	*	Fiesta Restaurant Group, Inc	29
412	*	Golden Entertainment, Inc	11
169		Graham Holdings Co	99
1,750	*	Grand Canyon Education, Inc	195
8,075		H&R Block, Inc	184
768	*	Habit Restaurants, Inc	8
3,588	*	Hilton Grand Vacations, Inc	124
10,414		Hilton Worldwide Holdings, Inc	824
4,089	*	Houghton Mifflin Harcourt Co	31
1,688		Hyatt Hotels Corp	130
4,167		ILG, Inc	138
4,144		International Game Technology plc	96
972		International Speedway Corp (Class A)	43
596	*	J Alexander’s Holdings, Inc	7
1,093		Jack in the Box, Inc	93
1,321	*	K12, Inc	22
13,279		Las Vegas Sands Corp	1,014

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,409	*	Laureate Education, Inc	$20
608	*	Lindblad Expeditions Holdings, Inc	8
10,853		Marriott International, Inc (Class A)	1,374
849		Marriott Vacations Worldwide Corp	96
29,170		McDonald’s Corp	4,571
19,049		MGM Resorts International	553
388	*	Monarch Casino & Resort, Inc	17
133		Nathan’s Famous, Inc	13
400	*,e	Noodles & Co	5
7,520	*	Norwegian Cruise Line Holdings Ltd	355
1,063		Papa John’s International, Inc	54
3,355	*	Penn National Gaming, Inc	113
2,110	*	Pinnacle Entertainment, Inc	71
3,264		Planet Fitness, Inc	143
322	*	PlayAGS, Inc	9
946	*	Potbelly Corp	12
330		RCI Hospitality Holdings, Inc	10
638	*	Red Lion Hotels Corp	7
500	*	Red Robin Gourmet Burgers, Inc	23
2,623		Red Rock Resorts, Inc	88
1,367	*	Regis Corp	23
6,314		Royal Caribbean Cruises Ltd	654
1,174		Ruth’s Chris Steak House, Inc	33
1,968	*	Scientific Games Corp (Class A)	97
2,698	*	SeaWorld Entertainment, Inc	59
6,513		Service Corp International	233
5,213	*	ServiceMaster Global Holdings, Inc	310
841	*,e	Shake Shack, Inc	56
2,790	e	Six Flags Entertainment Corp	195
1,512	e	Sonic Corp	52
1,487	*	Sotheby’s (Class A)	81
581		Speedway Motorsports, Inc	10
49,852		Starbucks Corp	2,435
417		Strayer Education, Inc	47
2,599		Texas Roadhouse, Inc (Class A)	170
1,540		Vail Resorts, Inc	422
1,421	*	Weight Watchers International, Inc	144
7,240		Wendy’s	124
1,127		Wingstop, Inc	59
3,769		Wyndham Hotels & Resorts, Inc	222
3,769		Wyndham Worldwide Corp	167
3,813		Wynn Resorts Ltd	638
13,720		Yum China Holdings, Inc	528
11,999		Yum! Brands, Inc	939
805	*,e	Zoe’s Kitchen, Inc	8

		TOTAL CONSUMER SERVICES	23,157

DIVERSIFIED FINANCIALS - 3.8%
1,964		Affiliated Managers Group, Inc	292
1,028		AG Mortgage Investment Trust	19
15,541		AGNC Investment Corp	289
16,098		Ally Financial, Inc	423
26,312		American Express Co	2,579

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,464		Ameriprise Financial, Inc	$764
42,968		Annaly Capital Management, Inc	442
3,633		Anworth Mortgage Asset Corp	18
3,555		Apollo Commercial Real Estate Finance, Inc	65
1,906	e	Arbor Realty Trust, Inc	20
1,014		Ares Commercial Real Estate Corp	14
727	e	Arlington Asset Investment Corp (Class A)	8
1,518	*	ARMOUR Residential REIT, Inc	35
1,731		Artisan Partners Asset Management, Inc	52
269	e	Associated Capital Group, Inc	10
4,965	*	AXA Equitable Holdings, Inc	102
382		B. Riley Financial, Inc	9
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	32
34,696		Bank of New York Mellon Corp	1,871
8,951		BGC Partners, Inc (Class A)	101
4,602		BlackRock, Inc	2,297
3,698	e	Blackstone Mortgage Trust, Inc	116
2,523	*	Cannae Holdings, Inc	47
18,002		Capital One Financial Corp	1,654
3,681		Capstead Mortgage Corp	33
4,190		CBOE Holdings, Inc	436
44,361		Charles Schwab Corp	2,267
412		Cherry Hill Mortgage Investment Corp	7
6,861		Chimera Investment Corp	125
12,627		CME Group, Inc	2,070
853		Cohen & Steers, Inc	36
3,033	e	Colony Credit Real Estate, Inc	63
1,050	*	Cowen Group, Inc	15
436	*	Credit Acceptance Corp	154
5,675		CYS Investments, Inc	43
118		Diamond Hill Investment Group, Inc	23
12,927		Discover Financial Services	910
1,075	*	Donnelley Financial Solutions, Inc	19
1,860		Dynex Capital, Inc	12
9,915	*	E*TRADE Financial Corp	606
4,044		Eaton Vance Corp	211
588	*	Elevate Credit, Inc	5
978	*	Encore Capital Group, Inc	36
1,226	*	Enova International, Inc	45
1,565		Evercore Partners, Inc (Class A)	165
1,443		Exantas Capital Corp	15
1,988	*	Ezcorp, Inc (Class A)	24
1,406		Factset Research Systems, Inc	279
3,795		Federated Investors, Inc (Class B)	89
5,062	*	FGL Holdings	42
2,248		Financial Engines, Inc	101
1,853		FirstCash, Inc	166
11,857		Franklin Resources, Inc	380
1,532	e	Gain Capital Holdings, Inc	12
181		GAMCO Investors, Inc (Class A)	5
13,112		Goldman Sachs Group, Inc	2,892
1,667		Granite Point Mortgage Trust, Inc	31
416		Great Ajax Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,775	*	Green Dot Corp	$130
1,124	e	Greenhill & Co, Inc	32
544		Hamilton Lane, Inc	26
836		Houlihan Lokey, Inc	43
2,624		Interactive Brokers Group, Inc (Class A)	169
21,189		IntercontinentalExchange Group, Inc	1,558
601	*	INTL FCStone, Inc	31
15,288		Invesco Ltd	406
4,389		Invesco Mortgage Capital, Inc	70
1,302		Investment Technology Group, Inc	27
11,485		Jefferies Financial Group, Inc	261
419	e	KKR Real Estate Finance Trust, Inc	8
2,622		Ladder Capital Corp	41
5,033		Ladenburg Thalmann Financial Services, Inc	17
4,392		Lazard Ltd (Class A)	215
3,386		Legg Mason, Inc	118
12,454	*	LendingClub Corp	47
3,491		LPL Financial Holdings, Inc	229
1,365		MarketAxess Holdings, Inc	270
418		Marlin Business Services Corp	12
14,764		MFA Mortgage Investments, Inc	112
1,429		Moelis & Co	84
6,110		Moody’s Corp	1,042
46,328		Morgan Stanley	2,196
745		Morningstar, Inc	96
3,273		MSCI, Inc (Class A)	541
1,755		MTGE Investment Corp	34
4,411		NASDAQ OMX Group, Inc	403
9,280		Navient Corp	121
763		Nelnet, Inc (Class A)	45
12,373		New Residential Investment Corp	216
4,058	e	New York Mortgage Trust, Inc	24
959	*,†,m	NewStar Financial, Inc	0	^
7,695		Northern Trust Corp	792
2,164		OM Asset Management plc	31
2,011	*	On Deck Capital, Inc	14
2,827	*	OneMain Holdings, Inc	94
448		Oppenheimer Holdings, Inc	13
1,276	e	Orchid Island Capital, Inc	10
2,603		PennyMac Mortgage Investment Trust	49
896		Pico Holdings, Inc	10
553		Piper Jaffray Cos	43
727		PJT Partners, Inc	39
1,801	*	PRA Group, Inc	69
527		Pzena Investment Management, Inc (Class A)	5
4,885		Raymond James Financial, Inc	436
2,957		Redwood Trust, Inc	49
383	*	Regional Management Corp	13
9,405		S&P Global, Inc	1,918
808	*	Safeguard Scientifics, Inc	10
4,273		Santander Consumer USA Holdings, Inc	82
4,960		SEI Investments Co	310
298		Silvercrest Asset Management Group, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,893	*	SLM Corp	$193
13,446		State Street Corp	1,252
2,581		Stifel Financial Corp	135
28,014		Synchrony Financial	935
8,790		T Rowe Price Group, Inc	1,020
10,451		TD Ameritrade Holding Corp	572
427		TPG RE Finance Trust, Inc	9
6,397		Two Harbors Investment Corp	101
1,024		Virtu Financial, Inc	27
255		Virtus Investment Partners, Inc	33
6,259		Voya Financial, Inc	294
3,248		Waddell & Reed Financial, Inc (Class A)	58
1,589		Western Asset Mortgage Capital Corp	17
322		Westwood Holdings Group, Inc	19
4,611		WisdomTree Investments, Inc	42
229	*	World Acceptance Corp	25
607		ZAIS Financial Corp	10

		TOTAL DIVERSIFIED FINANCIALS	39,939

ENERGY - 6.0%
5,830	*	Abraxas Petroleum Corp	17
99		Adams Resources & Energy, Inc	4
3,466	*	Alta Mesa Resources, Inc	24
19,112		Anadarko Petroleum Corp	1,400
5,223		Andeavor	685
9,010	*	Antero Resources Corp	192
14,158		Apache Corp	662
2,927	*	Apergy Corp	122
1,515	*,e	Approach Resources, Inc	4
550		Arch Coal, Inc	43
4,687		Archrock, Inc	56
985	*	Ardmore Shipping Corp	8
15,427		Baker Hughes a GE Co	510
661	*	Basic Energy Services, Inc	7
784	*	Bonanza Creek Energy, Inc	30
1,469		Bristow Group, Inc	21
1,777	*	C&J Energy Services, Inc	42
16,527		Cabot Oil & Gas Corp	393
812	*	Cactus, Inc	27
1,677	*	California Resources Corp	76
7,833	*	Callon Petroleum Co	84
905	*	CARBO Ceramics, Inc	8
2,286	*	Carrizo Oil & Gas, Inc	64
6,772	*	Centennial Resource Development, Inc	122
8,023	*	Cheniere Energy, Inc	523
32,228	*,e	Chesapeake Energy Corp	169
70,694		Chevron Corp	8,938
3,567		Cimarex Energy Co	363
5,167	*	Clean Energy Fuels Corp	19
2,858	*	Cloud Peak Energy, Inc	10
8,770	*	CNX Resources Corp	156
5,483	*	Concho Resources, Inc	759
43,455		ConocoPhillips	3,025

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,096	*	CONSOL Energy, Inc	$42
3,475	*	Continental Resources, Inc	225
1,185	*,e	Covia Holdings Corp	22
612	e	CVR Energy, Inc	23
3,058		Delek US Holdings, Inc	153
15,050	*	Denbury Resources, Inc	72
19,371		Devon Energy Corp	852
2,870		DHT Holdings, Inc	13
2,618	*,e	Diamond Offshore Drilling, Inc	55
3,701		Diamondback Energy, Inc	487
1,163	*	Dorian LPG Ltd	9
1,470	*	Dril-Quip, Inc	76
384	*	Earthstone Energy, Inc	3
3,296	*	Eclipse Resources Corp	5
3,248	*	Energen Corp	237
1,132	*	Energy XXI Gulf Coast, Inc	10
21,582		EOG Resources, Inc	2,685
1,448	*,e	EP Energy Corp	4
9,818		EQT Corp	542
891	*	Era Group, Inc	12
668		Evolution Petroleum Corp	7
1,256	*	Exterran Corp	31
4,719	*,e	Extraction Oil & Gas, Inc	69
157,235		Exxon Mobil Corp	13,008
2,612	*	Forum Energy Technologies, Inc	32
1,937	e	Frank’s International NV	15
2,830	e	Frontline Ltd	17
744	*	FTS International, Inc	11
1,757		GasLog Ltd	34
3,789		Golar LNG Ltd	112
1,490		Green Plains Renewable Energy, Inc	27
6,440	*	Gulfport Energy Corp	81
4,058	*	Halcon Resources Corp	18
557		Hallador Energy Co	4
32,481		Halliburton Co	1,464
5,378	*	Helix Energy Solutions Group, Inc	45
3,775		Helmerich & Payne, Inc	241
9,840		Hess Corp	658
2,221	*	HighPoint Resources Corp	14
5,996		HollyFrontier Corp	410
1,312	*	Independence Contract Drilling, Inc	5
1,110	*	International Seaways, Inc	26
388	*	ION Geophysical Corp	9
30	*	Isramco, Inc	4
1,195	*,e	Jagged Peak Energy, Inc	16
1,187	*	Keane Group, Inc	16
384	*	Key Energy Services, Inc	6
71,466		Kinder Morgan, Inc	1,263
7,503	*	Kosmos Energy LLC	62
6,373	*	Laredo Petroleum Holdings, Inc	61
394	*,e	Liberty Oilfield Services, Inc	7
1,582	*,e	Lilis Energy, Inc	8
275	*	Mammoth Energy Services, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

31,474		Marathon Oil Corp	$657
16,969		Marathon Petroleum Corp	1,191
3,403	*	Matador Resources Co	102
1,193	*	Matrix Service Co	22
6,808	*	McDermott International, Inc	134
377	*	Midstates Petroleum Co, Inc	5
6,404		Murphy Oil Corp	216
11,900		Nabors Industries Ltd	76
14,486		National Oilwell Varco, Inc	629
561	*	Natural Gas Services Group, Inc	13
410	*,e	NCS Multistage Holdings, Inc	6
7,829	*	Newfield Exploration Co	237
3,366	*	Newpark Resources, Inc	37
250	*	Nine Energy Service, Inc	8
9,079	*	Noble Corp plc	58
17,812		Noble Energy, Inc	628
3,925	e	Nordic American Tanker Shipping	11
3,920	*	Northern Oil And Gas, Inc	12
9,279	*	Oasis Petroleum, Inc	120
28,506		Occidental Petroleum Corp	2,385
2,001	*	Ocean Rig UDW, Inc	59
3,828		Oceaneering International, Inc	98
2,073	*	Oil States International, Inc	67
15,197		Oneok, Inc	1,061
836	*	Overseas Shipholding Group, Inc	3
648		Panhandle Oil and Gas, Inc (Class A)	12
1,291	*	Par Pacific Holdings, Inc	22
9,019	*	Parsley Energy, Inc	273
8,122		Patterson-UTI Energy, Inc	146
4,259		PBF Energy, Inc	179
2,579	*	PDC Energy, Inc	156
2,971		Peabody Energy Corp	135
544	*	Penn Virginia Corp	46
620	*	PHI, Inc	6
15,596		Phillips 66	1,752
2,571	*	Pioneer Energy Services Corp	15
6,360		Pioneer Natural Resources Co	1,204
2,609	*	ProPetro Holding Corp	41
9,406	*	Questar Market Resources, Inc	115
7,038		Range Resources Corp	118
1,467	*	Renewable Energy Group, Inc	26
838	*,e	Resolute Energy Corp	26
234	*	Rex American Resources Corp	19
611	*	RigNet, Inc	6
1,749	*	Ring Energy, Inc	22
4,518	*	Rowan Cos plc	73
2,256	e	RPC, Inc	33
5,131	*	RSP Permian, Inc	226
2,726	*,e	Sanchez Energy Corp	12
1,269	*	SandRidge Energy, Inc	23
51,436		Schlumberger Ltd	3,448
6,794		Scorpio Tankers, Inc	19
617	*	SEACOR Holdings, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

629	*	SEACOR Marine Holdings, Inc	$15
351	*	Select Energy Services, Inc	5
2,570		SemGroup Corp	65
2,365		Ship Finance International Ltd	35
253	*	SilverBow Resources, Inc	7
4,345		SM Energy Co	112
801	*,e	Smart Sand, Inc	4
369	*	Solaris Oilfield Infrastructure, Inc	5
19,699	*	Southwestern Energy Co	104
7,633	*	SRC Energy, Inc	84
5,923	*	Superior Energy Services	58
749	*	Talos Energy, Inc	24
7,616		Targa Resources Investments, Inc	377
2,010		Teekay Corp	16
3,273	e	Teekay Tankers Ltd (Class A)	4
2,116	*,e	Tellurian, Inc	18
3,896	*	Tetra Technologies, Inc	17
878	*	Tidewater, Inc	25
15,313	*	Transocean Ltd (NYSE)	206
1,986	*	Unit Corp	51
5,127	*,e	Uranium Energy Corp	8
3,143	e	US Silica Holdings Inc	81
15,970		Valero Energy Corp	1,770
3,587	*	W&T Offshore, Inc	26
34,561	*	Weatherford International Ltd	114
3,512	*	Whiting Petroleum Corp	185
705	*	WildHorse Resource Development Corp	18
30,742		Williams Cos, Inc	833
2,651		World Fuel Services Corp	54
15,377	*	WPX Energy, Inc	277

		TOTAL ENERGY	62,501

FOOD & STAPLES RETAILING - 0.9%
1,108		Andersons, Inc	38
1,203		Casey’s General Stores, Inc	126
776	*	Chefs’ Warehouse Holdings, Inc	22
555		Ingles Markets, Inc (Class A)	18
31,546		Kroger Co	898
345	*	Natural Grocers by Vitamin C	4
3,740	*	Performance Food Group Co	137
820		Pricesmart, Inc	74
34,626	*,e	Rite Aid Corp	60
1,024	*	Smart & Final Stores, Inc	6
957		Spartan Stores, Inc	24
4,309	*	Sprouts Farmers Market, Inc	95
888	*	SUPERVALU, Inc	18
17,657		Sysco Corp	1,206
2,032	*	United Natural Foods, Inc	87
7,566	*	US Foods Holding Corp	286
292		Village Super Market (Class A)	9
31,397		Walgreens Boots Alliance, Inc	1,884
52,950		Walmart, Inc	4,535
313		Weis Markets, Inc	17

		TOTAL FOOD & STAPLES RETAILING	9,544

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 3.9%
4,215	*	22nd Century Group, Inc	$10
136		Alico, Inc	4
70,268		Altria Group, Inc	3,990
20,341		Archer Daniels Midland Co	932
2,508	e	B&G Foods, Inc (Class A)	75
344	*	Boston Beer Co, Inc (Class A)	103
1,865		Brown-Forman Corp	91
10,467		Brown-Forman Corp (Class B)	513
5,296		Bunge Ltd	369
583	e	Calavo Growers, Inc	56
1,263	*	Cal-Maine Foods, Inc	58
6,056	e	Campbell Soup Co	245
3,333	*,e	Castle Brands, Inc	4
185		Coca-Cola Bottling Co Consolidated	25
141,975		Coca-Cola Co	6,227
13,654		ConAgra Foods, Inc	488
5,823		Constellation Brands, Inc (Class A)	1,274
16,216		Costco Wholesale Corp	3,389
418	*	Craft Brewers Alliance, Inc	9
6,364	*	Darling International, Inc	126
3,513		Dean Foods Co	37
6,555	*	Dr Pepper Snapple Group, Inc	800
288	*	Farmer Bros Co	9
6,808		Flowers Foods, Inc	142
1,315		Fresh Del Monte Produce, Inc	59
901	*,e	Freshpet, Inc	25
21,591		General Mills, Inc	956
3,970	*	Hain Celestial Group, Inc	118
5,112		Hershey Co	476
10,106	e	Hormel Foods Corp	376
3,112	*	Hostess Brands, Inc	42
2,632		Ingredion, Inc	291
585		J&J Snack Foods Corp	89
4,037		J.M. Smucker Co	434
368		John B. Sanfilippo & Son, Inc	27
8,945		Kellogg Co	625
22,359		Kraft Heinz Co	1,405
5,453		Lamb Weston Holdings, Inc	374
621		Lancaster Colony Corp	86
1,056	*	Landec Corp	16
443		Limoneira Co	11
4,446		McCormick & Co, Inc	516
476		MGP Ingredients, Inc	42
6,197		Molson Coors Brewing Co (Class B)	422
53,780		Mondelez International, Inc	2,205
15,103	*	Monster Beverage Corp	865
457		National Beverage Corp	49
52,582		PepsiCo, Inc	5,725
57,653		Philip Morris International, Inc	4,655
2,078	*	Pilgrim’s Pride Corp	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,626		Pinnacle Foods, Inc	$301
2,539	*	Post Holdings, Inc	218
845	*	Primo Water Corp	15
787		Sanderson Farms, Inc	83
10		Seaboard Corp	40
365	*	Seneca Foods Corp	10
2,221	*	Simply Good Foods Co	32
326	e	Tootsie Roll Industries, Inc	10
2,158	*	TreeHouse Foods, Inc	113
183		Turning Point Brands, Inc	6
10,770		Tyson Foods, Inc (Class A)	741
917		Universal Corp	61
3,082		Vector Group Ltd	59

		TOTAL FOOD, BEVERAGE & TOBACCO	40,596

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
338	*,e	AAC Holdings, Inc	3
855		Abaxis, Inc	71
63,503		Abbott Laboratories	3,873
1,565	*	Abiomed, Inc	640
3,023	*	Acadia Healthcare Co, Inc	124
3,073	*	Accuray, Inc	13
255	*	Addus HomeCare Corp	15
11,873		Aetna Inc	2,179
2,916	*	Align Technology, Inc	998
7,075	*	Allscripts Healthcare Solutions, Inc	85
1,099	*	Amedisys, Inc	94
368	*	American Renal Associates Holdings, Inc	6
5,940		AmerisourceBergen Corp	507
1,811	*	AMN Healthcare Services, Inc	106
1,310	*	Angiodynamics, Inc	29
566	*	Anika Therapeutics, Inc	18
5,621	*	Antares Pharma, Inc	15
9,476		Anthem, Inc	2,256
912	*,e	Apollo Medical Holdings, Inc	24
1,482	*	athenahealth, Inc	236
1,229	*	AtriCure, Inc	33
55		Atrion Corp	33
1,812	*	Avanos Medical, Inc	104
1,009	*	AxoGen, Inc	51
18,565		Baxter International, Inc	1,371
9,781		Becton Dickinson & Co	2,343
4,529	*,e	BioScrip, Inc	13
1,148	*	BioTelemetry, Inc	52
51,114	*	Boston Scientific Corp	1,671
7,134	*	Brookdale Senior Living, Inc	65
1,418		Cantel Medical Corp	140
1,019	*	Capital Senior Living Corp	11
11,679		Cardinal Health, Inc	570
1,207	*	Cardiovascular Systems, Inc	39
2,441	*	Castlight Health, Inc	10
7,519	*	Centene Corp	926
11,756	*	Cerner Corp	703

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,212	*	Cerus Corp	$28
611		Chemed Corp	197
8,706		Cigna Corp	1,480
504	*	Civitas Solutions, Inc	8
3,787	*,e	Community Health Systems, Inc	13
481		Computer Programs & Systems, Inc	16
1,071		Conmed Corp	78
1,827		Cooper Cos, Inc	430
368	*	Corvel Corp	20
1,020	*	Cotiviti Holdings, Inc	45
1,273	*	Cross Country Healthcare, Inc	14
1,250	*	CryoLife, Inc	35
917	*,e	CryoPort, Inc	14
593	*	Cutera, Inc	24
37,790		CVS Health Corp	2,432
1,039	*,e	CytoSorbents Corp	12
22,875		Danaher Corp	2,257
5,281	*	DaVita, Inc	367
8,598		Dentsply Sirona, Inc	376
3,340	*	DexCom, Inc	317
1,886	*	Diplomat Pharmacy, Inc	48
7,699	*	Edwards Lifesciences Corp	1,121
3,477		Encompass Health Corp	235
3,300	*	Endologix, Inc	19
1,885		Ensign Group, Inc	68
4,540	*	Envision Healthcare Corp	200
2,484	*	Evolent Health, Inc	52
20,832	*	Express Scripts Holding Co	1,608
229	*	FONAR Corp	6
1,393	*	Genesis Health Care, Inc	3
1,865	*	GenMark Diagnostics, Inc	12
1,112	*,e	Glaukos Corp	45
2,762	*	Globus Medical, Inc	139
2,039	*	Haemonetics Corp	183
10,277		HCA Holdings, Inc	1,054
1,932	*	HealthEquity, Inc	145
1,071		HealthStream, Inc	29
5,686	*	Henry Schein, Inc	413
236	*	Heska Corp	25
2,532		Hill-Rom Holdings, Inc	221
3,262	*	HMS Holdings Corp	71
10,324	*	Hologic, Inc	410
5,123		Humana, Inc	1,525
588	*	ICU Medical, Inc	173
3,173	*	Idexx Laboratories, Inc	692
672	*	Inogen Inc	125
2,425	*,e	Inovalon Holdings, Inc	24
279	*,e	Inspire Medical Systems, Inc	10
2,272	*	Insulet Corp	195
935	*	Integer Holding Corp	60
2,413	*	Integra LifeSciences Holdings Corp	155
222	*	IntriCon Corp	9
4,170	*	Intuitive Surgical, Inc	1,995

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,260		Invacare Corp	$23
878	*	iRhythm Technologies, Inc	71
1,571	*	K2M Group Holdings, Inc	35
3,505	*	Kindred Healthcare, Inc	32
3,717	*	Laboratory Corp of America Holdings	667
982	*	Lantheus Holdings, Inc	14
562		LeMaitre Vascular, Inc	19
1,045	*	LHC Group, Inc	89
1,442	*	LifePoint Hospitals, Inc	70
1,887	*	LivaNova plc	188
735	*	Magellan Health Services, Inc	71
1,746	*	Masimo Corp	171
7,743		McKesson Corp	1,033
2,192	*	Medidata Solutions, Inc	177
3,431	*	MEDNAX, Inc	149
50,220		Medtronic plc	4,299
1,637		Meridian Bioscience, Inc	26
1,836	*	Merit Medical Systems, Inc	94
2,279	*	Molina Healthcare, Inc	223
685	*,e	NantHealth, Inc	2
212		National Healthcare Corp	15
357		National Research Corp	13
1,257	*	Natus Medical, Inc	43
1,932	*	Neogen Corp	155
1,074	*	Nevro Corp	86
2,085	*	Novocure Ltd	65
1,937	*	NuVasive, Inc	101
511	*	Nuvectra Corp	11
2,539	*	NxStage Medical, Inc	71
1,384	*	Omnicell, Inc	73
2,181	*	OraSure Technologies, Inc	36
679	*	Orthofix International NV	39
2,343		Owens & Minor, Inc	39
919	*	Oxford Immunotec Global plc	12
3,229		Patterson Cos, Inc	73
1,140	*	Penumbra, Inc	158
275	*,e	PetIQ, Inc	7
1,594	*	Premier, Inc	58
495	*	Providence Service Corp	39
356	*	Pulse Biosciences, Inc	5
1,960	*	Quality Systems, Inc	38
5,188		Quest Diagnostics, Inc	570
1,084	*	Quidel Corp	72
3,887	*	R1 RCM, Inc	34
1,510	*	RadNet, Inc	23
5,278		Resmed, Inc	547
1,891	*,e	Rockwell Medical, Inc	9
2,673	*	RTI Biologics, Inc	12
4,065	*	Select Medical Holdings Corp	74
2,436	*	Senseonics Holdings, Inc	10
549	*,e	Sientra, Inc	11
414		Simulations Plus, Inc	9
1,741	*	Staar Surgical Co	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,985		STERIS Plc	$313
12,693		Stryker Corp	2,143
643	*	Surgery Partners, Inc	10
516	*	SurModics, Inc	29
350	*	Tabula Rasa HealthCare, Inc	22
357	*	Tactile Systems Technology, Inc	19
1,644	*,e	Tandem Diabetes Care, Inc	36
2,089	*,e	Teladoc, Inc	121
1,689		Teleflex, Inc	453
3,172	*	Tenet Healthcare Corp	107
1,422	*	Tivity Health, Inc	50
5,738	*,e	TransEnterix, Inc	25
948	*	Triple-S Management Corp (Class B)	37
35,479		UnitedHealth Group, Inc	8,705
3,263		Universal Health Services, Inc (Class B)	364
468		US Physical Therapy, Inc	45
149		Utah Medical Products, Inc	16
1,492	*	Varex Imaging Corp	55
3,475	*	Varian Medical Systems, Inc	395
4,450	*	Veeva Systems, Inc	342
1,068	*,e	ViewRay, Inc	7
1,082	*	Vocera Communications, Inc	32
1,581	*	WellCare Health Plans, Inc	389
2,710		West Pharmaceutical Services, Inc	269
4,098	*,e	Wright Medical Group NV	106
7,538		Zimmer Biomet Holdings, Inc	840

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,605

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
400	*	Central Garden & Pet Co	17
1,366	*	Central Garden and Pet Co (Class A)	55
9,043		Church & Dwight Co, Inc	481
4,937		Clorox Co	668
31,643		Colgate-Palmolive Co	2,051
17,354		Coty, Inc	245
2,241	*	Edgewell Personal Care Co	113
812	*,e	elf Beauty, Inc	12
2,362		Energizer Holdings, Inc	149
8,156		Estee Lauder Cos (Class A)	1,164
4,259	*	Herbalife Ltd	229
4,642	*	HRG Group, Inc	61
735		Inter Parfums, Inc	39
13,062		Kimberly-Clark Corp	1,376
385		Medifast, Inc	61
325		Natural Health Trends Corp	8
537	*	Nature’s Sunshine Products, Inc	5
2,034		Nu Skin Enterprises, Inc (Class A)	159
255		Oil-Dri Corp of America	11
93,438		Procter & Gamble Co	7,294
480	*,e	Revlon, Inc (Class A)	8
959	e	Spectrum Brands, Inc	78
426	*	USANA Health Sciences, Inc	49
538		WD-40 Co	79

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,412

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 3.9%
28,397		Aflac, Inc	$1,222
576		Alleghany Corp	331
13,006		Allstate Corp	1,187
1,747	*	AMBAC Financial Group, Inc	35
3,330		American Equity Investment Life Holding Co	120
2,665		American Financial Group, Inc	286
33,475		American International Group, Inc	1,775
284		American National Insurance Co	34
751		Amerisafe, Inc	43
3,256	e	Amtrust Financial Services, Inc	47
9,182		Aon plc	1,260
14,364	*	Arch Capital Group Ltd	380
1,294		Argo Group International Holdings Ltd	75
6,620		Arthur J. Gallagher & Co	432
2,327		Aspen Insurance Holdings Ltd	95
1,799		Assurant, Inc	186
4,096		Assured Guaranty Ltd	146
5,891	*	Athene Holding Ltd	258
2,754		Axis Capital Holdings Ltd	153
422		Baldwin & Lyons, Inc (Class B)	10
71,906	*	Berkshire Hathaway, Inc (Class B)	13,421
3,589	*	Brighthouse Financial, Inc	144
7,851		Brown & Brown, Inc	218
17,197		Chubb Ltd	2,184
5,815		Cincinnati Financial Corp	389
2,162	*,e	Citizens, Inc (Class A)	17
758		CNA Financial Corp	35
6,647		Conseco, Inc	127
723		Crawford & Co (Class B)	6
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	17
252		EMC Insurance Group, Inc	7
1,239		Employers Holdings, Inc	50
437	*	Enstar Group Ltd	91
983		Erie Indemnity Co (Class A)	115
1,587		Everest Re Group Ltd	366
371		FBL Financial Group, Inc (Class A)	29
485	*	FedNat Holding Co	11
4,199		First American Financial Corp	217
9,345		FNF Group	352
19,503	*	Genworth Financial, Inc (Class A)	88
328		Global Indemnity Ltd	13
345	*	Goosehead Insurance, Inc	9
621	*	Greenlight Capital Re Ltd (Class A)	9
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	199
13,310		Hartford Financial Services Group, Inc	681
290		HCI Group, Inc	12
443	*	Health Insurance Innovations, Inc	14
1,074	e	Heritage Insurance Holdings, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,591		Horace Mann Educators Corp	$71
345		Independence Holding Co	11
439		Infinity Property & Casualty Corp	63
62		Investors Title Co	11
646		James River Group Holdings Ltd	25
1,469		Kemper Corp	111
379		Kingstone Cos, Inc	6
566		Kinsale Capital Group, Inc	31
8,318		Lincoln National Corp	518
10,573		Loews Corp	510
2,565		Maiden Holdings Ltd	20
519	*	Markel Corp	563
18,795		Marsh & McLennan Cos, Inc	1,541
4,904	*,e	MBIA, Inc	44
1,072		Mercury General Corp	49
32,037		Metlife, Inc	1,397
1,991		National General Holdings Corp	52
92		National Western Life Group, Inc	28
808		Navigators Group, Inc	46
394	*	NI Holdings, Inc	7
10,495		Old Republic International Corp	209
1,513		Primerica, Inc	151
10,497		Principal Financial Group	556
1,956		ProAssurance Corp	69
21,639		Progressive Corp	1,280
15,592		Prudential Financial, Inc	1,458
2,347		Reinsurance Group of America, Inc (Class A)	313
1,586		RenaissanceRe Holdings Ltd	191
1,544		RLI Corp	102
591		Safety Insurance Group, Inc	50
2,223		Selective Insurance Group, Inc	122
630		State Auto Financial Corp	19
815		Stewart Information Services Corp	35
2,745	*	Third Point Reinsurance Ltd	34
1,255		Tiptree Financial, Inc	9
3,929		Torchmark Corp	320
10,130		Travelers Cos, Inc	1,239
855	*,e	Trupanion, Inc	33
844		United Fire & Casualty Co	46
739		United Insurance Holdings Corp	14
1,340		Universal Insurance Holdings, Inc	47
8,212		UnumProvident Corp	304
2,569		Validus Holdings Ltd	174
3,567		W.R. Berkley Corp	258
124		White Mountains Insurance Group Ltd	112
4,882		Willis Towers Watson plc	740
9,312		XL Group Ltd	521

		TOTAL INSURANCE	40,434

MATERIALS - 3.1%
1,126		A. Schulman, Inc	50
788		Advanced Emissions Solutions, Inc	9
1,237	*	AdvanSix, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

801	*	AgroFresh Solutions, Inc	$6
8,133		Air Products & Chemicals, Inc	1,267
12,220	*,e	AK Steel Holding Corp	53
4,207		Albemarle Corp	397
6,581	*	Alcoa Corp	309
4,202	*	Allegheny Technologies, Inc	106
1,143		American Vanguard Corp	26
2,312		Aptargroup, Inc	216
716		Ardagh Group S.A.	12
2,222		Ashland Global Holdings, Inc	174
3,291		Avery Dennison Corp	336
8,232	*	Axalta Coating Systems Ltd	250
1,227		Balchem Corp	120
13,140		Ball Corp	467
3,338		Bemis Co, Inc	141
4,805	*	Berry Plastics Group, Inc	221
1,581		Boise Cascade Co	71
2,347		Cabot Corp	145
1,812		Carpenter Technology Corp	95
5,038		Celanese Corp (Series A)	560
1,952	*	Century Aluminum Co	31
8,475		CF Industries Holdings, Inc	376
284		Chase Corp	33
6,892		Chemours Co	306
623	*	Clearwater Paper Corp	14
9,437	*	Cleveland-Cliffs, Inc	80
6,825	*	Coeur Mining, Inc	52
4,501		Commercial Metals Co	95
1,251		Compass Minerals International, Inc	82
4,958	*	Crown Holdings, Inc	222
2,440		Domtar Corp	116
86,175		DowDuPont, Inc	5,681
1,609		Eagle Materials, Inc	169
5,222		Eastman Chemical Co	522
9,536		Ecolab, Inc	1,338
3,191	*	Ferro Corp	67
2,943	*,m	Ferroglobe plc	0	^
2,151	*	Flotek Industries, Inc	7
5,066		FMC Corp	452
657	*	Forterra, Inc	6
53,635		Freeport-McMoRan Copper & Gold, Inc (Class B)	926
954		FutureFuel Corp	13
2,797	*	GCP Applied Technologies, Inc	81
2,189	*	Gold Resource Corp	14
12,219		Graphic Packaging Holding Co	177
203		Greif, Inc	12
985		Greif, Inc (Class A)	52
1,961		H.B. Fuller Co	105
377		Hawkins, Inc	13
501		Haynes International, Inc	18
14,849		Hecla Mining Co	52
8,070		Huntsman Corp	236
1,659	*	Ingevity Corp	134

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

803		Innophos Holdings, Inc	$38
974		Innospec, Inc	75
2,996		International Flavors & Fragrances, Inc	371
15,365		International Paper Co	800
3,628	*	Intrepid Potash, Inc	15
656		Kaiser Aluminum Corp	68
3,243		Kapstone Paper and Packaging Corp	112
6,735	*	Klondex Mines Ltd	16
329		KMG Chemicals, Inc	24
850	*	Koppers Holdings, Inc	33
1,207	*	Kraton Polymers LLC	56
893		Kronos Worldwide, Inc	20
5,593		Louisiana-Pacific Corp	152
901	*	LSB Industries, Inc	5
11,910		LyondellBasell Industries AF S.C.A	1,308
2,320		Martin Marietta Materials, Inc	518
774		Materion Corp	42
1,370		Minerals Technologies, Inc	103
12,629		Mosaic Co	354
871		Myers Industries, Inc	17
642		Neenah Paper, Inc	54
278		NewMarket Corp	112
20,144		Newmont Mining Corp	760
11,770		Nucor Corp	736
6,399		Olin Corp	184
395		Olympic Steel, Inc	8
1,779	*	Omnova Solutions, Inc	18
5,702	*	Owens-Illinois, Inc	96
3,472		Packaging Corp of America	388
1,827		PH Glatfelter Co	36
8,571	*	Platform Specialty Products Corp	99
3,172		PolyOne Corp	137
9,233		PPG Industries, Inc	958
890	*	PQ Group Holdings, Inc	16
10,665		Praxair, Inc	1,687
510		Quaker Chemical Corp	79
1,744		Rayonier Advanced Materials, Inc	30
2,559		Reliance Steel & Aluminum Co	224
2,482		Royal Gold, Inc	230
4,842		RPM International, Inc	282
592	*	Ryerson Holding Corp	7
1,051		Schnitzer Steel Industries, Inc (Class A)	35
1,182		Schweitzer-Mauduit International, Inc	52
1,569		Scotts Miracle-Gro Co (Class A)	130
5,961		Sealed Air Corp	253
1,576		Sensient Technologies Corp	113
3,086		Sherwin-Williams Co	1,258
2,434		Silgan Holdings, Inc	65
3,576		Sonoco Products Co	188
3,201		Southern Copper Corp (NY)	150
8,549		Steel Dynamics, Inc	393
775		Stepan Co	60
4,288	*	Summit Materials, Inc	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,524	*	SunCoke Energy, Inc	$34
11,807		Tahoe Resources, Inc	58
1,535	*	TimkenSteel Corp	25
970	*	Trecora Resources	14
1,164		Tredegar Corp	27
1,701		Trinseo S.A.	121
2,505		Tronox Ltd	49
226	*	UFP Technologies, Inc	7
66		United States Lime & Minerals, Inc	6
6,801		United States Steel Corp	236
577	*,e	US Concrete, Inc	30
882		Valhi, Inc	4
7,329		Valvoline, Inc	158
1,233	*	Verso Corp	27
5,018		Vulcan Materials Co	648
565		Warrior Met Coal, Inc	16
1,396		Westlake Chemical Corp	150
9,466		WestRock Co	540
1,742	*	Worthington Industries, Inc	73
2,489		WR Grace and Co	182

		TOTAL MATERIALS	32,041

MEDIA - 2.3%
2,111	e	AMC Entertainment Holdings, Inc	34
1,592	*	AMC Networks, Inc	99
184		Cable One, Inc	135
12,207		CBS Corp (Class B)	686
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	14
6,619	*	Charter Communications, Inc	1,941
4,142		Cinemark Holdings, Inc	145
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	7
169,573		Comcast Corp (Class A)	5,564
46	*,e	Daily Journal Corp	11
5,957	*,e	Discovery, Inc (Class A)	164
12,786	*	Discovery, Inc (Class C)	326
8,615	*	DISH Network Corp (Class A)	289
568		Emerald Expositions Events, Inc	12
4,712	e	Entercom Communications Corp (Class A)	36
2,637		Entravision Communications Corp (Class A)	13
798	*,e	Eros International plc	10
2,274		EW Scripps Co (Class A)	30
586	*,e	Fluent, Inc	1
4,415		Gannett Co, Inc	47
3,746	*	GCI Liberty, Inc	169
2,680	*	Gray Television, Inc	42
408	*	Hemisphere Media Group, Inc	5
2,264	*	Imax Corp	50
14,811		Interpublic Group of Cos, Inc	347
1,634		John Wiley & Sons, Inc (Class A)	102
428	*	Liberty Braves Group (Class A)	11
1,434	*	Liberty Braves Group (Class C)	37
977	*	Liberty Broadband Corp (Class A)	74
4,040	*	Liberty Broadband Corp (Class C)	306

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,170	*	Liberty Latin America Ltd	$81
1,581	*	Liberty Latin America Ltd (Class A)	30
998	*	Liberty Media Group (Class A)	35
7,316	*	Liberty Media Group (Class C)	272
3,486	*	Liberty SiriusXM Group (Class A)	157
6,416	*	Liberty SiriusXM Group (Class C)	291
2,000	e	Lions Gate Entertainment Corp (Class A)	50
3,835		Lions Gate Entertainment Corp (Class B)	90
5,305	*	Live Nation, Inc	258
1,013	*	LiveXLive Media, Inc	6
190	*	Loral Space & Communications, Inc	7
729	*	Madison Square Garden Co	226
736		Marcus Corp	24
2,109	*	MDC Partners, Inc	10
1,545	e	Meredith Corp	79
2,361	*	MSG Networks, Inc	56
2,714		National CineMedia, Inc	23
1,956		New Media Investment Group, Inc	36
4,795		New York Times Co (Class A)	124
13,730		News Corp	213
4,708		News Corp (Class B)	75
1,776		Nexstar Broadcasting Group, Inc (Class A)	130
8,438		Omnicom Group, Inc	644
787	*	Reading International, Inc	12
243	*,m	Rovi Guides, Inc	1
175		Saga Communications, Inc	7
1,096		Scholastic Corp	49
2,721		Sinclair Broadcast Group, Inc (Class A)	87
47,705	e	Sirius XM Holdings, Inc	323
8,405		TEGNA, Inc	91
2,837		Tribune Co	109
780	*	tronc, Inc	13
38,974		Twenty-First Century Fox, Inc	1,937
18,120		Twenty-First Century Fox, Inc (Class B)	893
411	e	Viacom, Inc	15
13,170		Viacom, Inc (Class B)	397
55,331		Walt Disney Co	5,799
806	*,e	WideOpenWest, Inc	8
1,509	e	World Wrestling Entertainment, Inc (Class A)	110

		TOTAL MEDIA	23,475

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
58,935		AbbVie, Inc	5,460
1,001	*,e	Abeona Therapeutics, Inc	16
3,739	*	Acadia Pharmaceuticals, Inc	57
987	*,e	Accelerate Diagnostics, Inc	22
1,231	*	Acceleron Pharma, Inc	60
1,147	*,e	Achaogen, Inc	10
4,855	*	Achillion Pharmaceuticals, Inc	14
797	*,e	Aclaris Therapeutics, Inc	16
1,689	*	Acorda Therapeutics, Inc	48
711	*,e	Adamas Pharmaceuticals, Inc	18
1,602	*,e	Aduro Biotech, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,984	*	Adverum Biotechnologies, Inc	$11
1,175	*	Aerie Pharmaceuticals, Inc	79
2,830	*,e	Agenus, Inc	6
11,956		Agilent Technologies, Inc	739
1,876	*	Agios Pharmaceuticals, Inc	158
1,385	*	Aimmune Therapeutics, Inc	37
574	*,e	Akcea Therapeutics, Inc	14
1,440	*	Akebia Therapeutics, Inc	14
3,444	*	Akorn, Inc	57
332	*	Albireo Pharma, Inc	12
2,198	*,e	Alder Biopharmaceuticals, Inc	35
7,934	*	Alexion Pharmaceuticals, Inc	985
5,962	*	Alkermes plc	245
12,643		Allergan plc	2,108
3,288	*	Alnylam Pharmaceuticals, Inc	324
1,423	*	AMAG Pharmaceuticals, Inc	28
24,565		Amgen, Inc	4,535
6,968	*,e	Amicus Therapeutics, Inc	109
2,888	*	Amneal Pharmaceuticals, Inc	47
1,331	*	Amphastar Pharmaceuticals, Inc	20
679	*	AnaptysBio, Inc	48
292	*	ANI Pharmaceuticals, Inc	20
1,330	*,e	Apellis Pharmaceuticals, Inc	29
1,565	*	Aratana Therapeutics, Inc	7
1,297	*	Arbutus Biopharma Corp	9
894	*	Ardelyx, Inc	3
1,827	*	Arena Pharmaceuticals, Inc	80
3,173	*	Arqule, Inc	18
6,749	*	Array Biopharma, Inc	113
3,193	*,e	Arrowhead Research Corp	43
541	*	Assembly Biosciences, Inc	21
1,497	*,e	Atara Biotherapeutics, Inc	55
1,535	*	Athenex, Inc	29
2,944	*,e	Athersys, Inc	6
1,179	*	Audentes Therapeutics, Inc	45
3,670	*,e	AVEO Pharmaceuticals, Inc	8
873	*	Bellicum Pharmaceuticals, Inc	6
3,132	*	BioCryst Pharmaceuticals, Inc	18
7,821	*	Biogen Idec, Inc	2,270
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	40
6,544	*	BioMarin Pharmaceutical, Inc	616
826	*	Bio-Rad Laboratories, Inc (Class A)	238
213	*	Biospecifics Technologies Corp	10
1,318		Bio-Techne Corp	195
2,650	*,e	BioTime, Inc	5
1,782	*	Bluebird Bio, Inc	280
1,516	*	Blueprint Medicines Corp	96
60,692		Bristol-Myers Squibb Co	3,359
4,110		Bruker BioSciences Corp	119
1,175	*	Calithera Biosciences, Inc	6
311	*,e	Calyxt, Inc	6
1,265	*	Cambrex Corp	66
1,052	*,e	Cara Therapeutics Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,181	*	CareDx, Inc	$14
1,814	*,e	CASI Pharmaceuticals, Inc	15
4,893	*	Catalent, Inc	205
2,735	*	Catalyst Pharmaceuticals, Inc	9
26,832	*	Celgene Corp	2,131
1,846	*	Charles River Laboratories International, Inc	207
1,103	*	ChemoCentryx, Inc	15
1,747	*	Chimerix, Inc	8
788	*	Clearside Biomedical, Inc	8
1,527	*	Clovis Oncology, Inc	69
1,314	*	Codexis, Inc	19
1,501	*	Coherus Biosciences, Inc	21
877	*	Collegium Pharmaceutical, Inc	21
642	*	Concert Pharmaceuticals Inc	11
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	9
3,522	*,e	Corcept Therapeutics, Inc	55
820	*,e	Corium International, Inc	7
349	*,e	Corvus Pharmaceuticals, Inc	4
1,848	*	CTI BioPharma Corp	9
297	*,e	Cue Biopharma, Inc	4
2,162	*	Cymabay Therapeutics, Inc	29
1,624	*	Cytokinetics, Inc	13
1,148	*	CytomX Therapeutics, Inc	26
286	*	Deciphera Pharmaceuticals, Inc	11
552	*,e	Denali Therapeutics, Inc	8
2,241	*	Depomed, Inc	15
1,468	*	Dermira, Inc	14
1,627	*	Dicerna Pharmaceuticals Inc	20
195	*	Dova Pharmaceuticals, Inc	6
4,800	*	Durect Corp	8
1,590	*	Dynavax Technologies Corp	24
323	*,e	Eagle Pharmaceuticals, Inc	24
1,310	*	Editas Medicine, Inc	47
35,749		Eli Lilly & Co	3,050
792	*	Eloxx Pharmaceuticals, Inc	14
1,340	*	Emergent Biosolutions, Inc	68
648	*	Enanta Pharmaceuticals, Inc	75
8,687	*	Endo International plc	82
2,388	*	Endocyte, Inc	33
1,556	*	Enzo Biochem, Inc	8
1,664	*	Epizyme, Inc	23
554	*,e	Esperion Thereapeutics, Inc	22
4,274	*	Exact Sciences Corp	256
11,271	*	Exelixis, Inc	243
1,546	*,e	Fate Therapeutics, Inc	18
2,752	*	FibroGen, Inc	172
979	*	Five Prime Therapeutics, Inc	15
1,094	*,e	Flexion Therapeutics Inc	28
1,472	*	Fluidigm Corp	9
1,392	*,e	Fortress Biotech, Inc	4
507	*	Foundation Medicine, Inc	69
751	*,e	G1 Therapeutics, Inc	33
810	*	Genomic Health, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,445	*,e	Geron Corp	$22
48,032		Gilead Sciences, Inc	3,403
1,425	*	Global Blood Therapeutics, Inc	64
1,226	*	GlycoMimetics Inc	20
4,274	*	Halozyme Therapeutics, Inc	72
1,743	*	Heron Therapeutics, Inc	68
6,384	*	Horizon Pharma plc	106
2,542	*	Idera Pharmaceuticals, Inc	3
5,387	*	Illumina, Inc	1,505
402	*	Immune Design Corp	2
3,349	*	Immunogen, Inc	33
4,854	*,e	Immunomedics, Inc	115
6,468	*	Incyte Corp	433
2,960	*	Innoviva, Inc	41
2,690	*,e	Inovio Pharmaceuticals, Inc	11
2,469	*	Insmed, Inc	58
998	*,e	Insys Therapeutics, Inc	7
561	*,e	Intellia Therapeutics, Inc	15
696	*	Intercept Pharmaceuticals, Inc	58
1,040	*	Intersect ENT, Inc	39
1,415	*	Intra-Cellular Therapies, Inc	25
2,121	*,e	Intrexon Corp	30
1,468	*	Invitae Corp	11
4,834	*	Ionis Pharmaceuticals, Inc	201
2,006	*	Iovance Biotherapeutics, Inc	26
5,731	*	IQVIA Holdings, Inc	572
5,284	*	Ironwood Pharmaceuticals, Inc	101
2,166	*	Jazz Pharmaceuticals plc	373
99,640		Johnson & Johnson	12,090
241	*,e	Jounce Therapeutics, Inc	2
2,507	*	Kadmon Holdings, Inc	10
312	*	Kala Pharmaceuticals, Inc	4
1,273	*	Karyopharm Therapeutics, Inc	22
3,304	*	Keryx Biopharmaceuticals, Inc	12
841	*	Kindred Biosciences Inc	9
772	*	Kura Oncology, Inc	14
669	*,e	La Jolla Pharmaceutical Co	20
1,137	*,e	Lannett Co, Inc	15
1,763	*,e	Lexicon Pharmaceuticals, Inc	21
773	*	Ligand Pharmaceuticals, Inc (Class B)	160
978	*	Loxo Oncology, Inc	170
1,582		Luminex Corp	47
1,309	*	MacroGenics, Inc	27
153	*	Madrigal Pharmaceuticals, Inc	43
3,881	*,e	Mallinckrodt plc	72
5,078	*,e	MannKind Corp	10
1,316	*	Marinus Pharmaceuticals, Inc	9
2,689	*	Medicines Co	99
1,230	*,e	MediciNova, Inc	10
289	*	Medpace Holdings, Inc	12
343	*	Melinta Therapeutics, Inc	2
213	*,e	Menlo Therapeutics, Inc	2
396	*	Mersana Therapeutics, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

932	*	Mettler-Toledo International, Inc	$539
4,015	*,e	MiMedx Group, Inc	26
992	*	Minerva Neurosciences, Inc	8
520	*	Miragen Therapeutics, Inc	3
664	*,e	Mirati Therapeutics, Inc	33
2,874	*	Momenta Pharmaceuticals, Inc	59
19,534	*	Mylan NV	706
1,123	*	MyoKardia, Inc	56
2,502	*	Myriad Genetics, Inc	94
689	*	NanoString Technologies, Inc	9
1,198	*,e	NantKwest, Inc	4
1,110	*	Natera, Inc	21
5,467	*	Nektar Therapeutics	267
2,201	*	NeoGenomics, Inc	29
564	*,e	Neos Therapeutics, Inc	4
3,420	*	Neurocrine Biosciences, Inc	336
866	*,e	NewLink Genetics Corp	4
11,296	*,e	Novavax, Inc	15
1,041	*,e	Nymox Pharmaceutical Corp	4
894	*,e	Ocular Therapeutix, Inc	6
216	*,e	Odonate Therapeutics, Inc	5
1,629	*,e	Omeros Corp	30
13,300	*,e	Opko Health, Inc	63
584	*,e	Optinose, Inc	16
2,776	*,e	Organovo Holdings, Inc	4
3,094	*,e	Pacific Biosciences of California, Inc	11
1,521	*	Pacira Pharmaceuticals, Inc	49
934	*,e	Paratek Pharmaceuticals, Inc	10
1,731	*	PDL BioPharma, Inc	4
4,283	*	PerkinElmer, Inc	314
4,834		Perrigo Co plc	352
215,298		Pfizer, Inc	7,811
720		Phibro Animal Health Corp	33
1,321	*	Pieris Pharmaceuticals, Inc	7
315	*	PolarityTE, Inc	7
1,961	*	Portola Pharmaceuticals, Inc	74
1,865	*	PRA Health Sciences, Inc	174
2,080	*	Prestige Brands Holdings, Inc	80
2,427	*	Progenics Pharmaceuticals, Inc	20
1,437	*	Prothena Corp plc	21
1,522	*	PTC Therapeutics, Inc	51
1,119	*	Puma Biotechnology, Inc	66
8,215		QIAGEN NV	297
442	*	Ra Pharmaceuticals, Inc	4
1,455	*,e	Radius Health, Inc	43
341	*,e	Reata Pharmaceuticals, Inc	12
456	*	Recro Pharma, Inc	2
2,955	*	Regeneron Pharmaceuticals, Inc	1,019
1,062	*	REGENXBIO, Inc	76
1,344	*	Repligen Corp	63
1,469	*	Retrophin, Inc	40
879	*	Revance Therapeutics, Inc	24
280	*	Rhythm Pharmaceuticals, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,657	*	Rigel Pharmaceuticals, Inc	$13
763	*,e	Rocket Pharmaceuticals, Inc	15
1,586	*	Sage Therapeutics, Inc	248
2,773	*	Sangamo Biosciences, Inc	39
2,236	*	Sarepta Therapeutics, Inc	296
911	*	Savara, Inc	10
99,931		Schering-Plough Corp	6,066
3,768	*	Seattle Genetics, Inc	250
474	*,e	Selecta Biosciences, Inc	6
745	*,e	Seres Therapeutics, Inc	6
547	*,e	Sienna Biopharmaceuticals, Inc	8
1,913	*	SIGA Technologies, Inc	11
332	*	Solid Biosciences, Inc	12
3,173	*	Sorrento Therapeutics, Inc	23
1,158	*,e	Spark Therapeutics, Inc	96
2,652	*	Spectrum Pharmaceuticals, Inc	56
834	*	Stemline Therapeutics, Inc	13
1,839	*	Supernus Pharmaceuticals, Inc	110
359	*	Syndax Pharmaceuticals, Inc	3
2,126	*	Syneos Health, Inc	100
8,840	*,e	Synergy Pharmaceuticals, Inc	15
496	*	Syros Pharmaceuticals, Inc	5
927	*	T2 Biosystems, Inc	7
1,333	*,e	Teligent, Inc	5
1,448	*,e	TESARO, Inc	64
1,526	*	Tetraphase Pharmaceuticals, Inc	5
1,870	*	TG Therapeutics, Inc	25
5,906	*,e	TherapeuticsMD, Inc	37
1,625	*,e	Theravance Biopharma, Inc	37
14,879		Thermo Fisher Scientific, Inc	3,082
327	*,e	Tocagen, Inc	3
1,517	*	Ultragenyx Pharmaceutical, Inc	117
1,741	*	United Therapeutics Corp	197
1,691	*	Vanda Pharmaceuticals, Inc	32
594	*	Veracyte, Inc	6
1,933	*	Verastem, Inc	13
1,345	*	Vericel Corp	13
9,439	*	Vertex Pharmaceuticals, Inc	1,604
1,592	*	Viking Therapeutics, Inc	15
484	*	Voyager Therapeutics, Inc	9
2,907	*	Waters Corp	563
475	*	WaVe Life Sciences Pte Ltd	18
1,460	*	Xencor Inc	54
4,815	*,e	ZIOPHARM Oncology, Inc	15
17,973		Zoetis, Inc	1,531
1,053	*	Zogenix, Inc	47

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	78,745

REAL ESTATE - 3.9%
3,250		Acadia Realty Trust	89
943		Agree Realty Corp	50
2,540		Alexander & Baldwin, Inc	60
51		Alexander’s, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,763		Alexandria Real Estate Equities, Inc	$475
466	*	Altisource Portfolio Solutions S.A.	14
1,599		American Assets Trust, Inc	61
5,246		American Campus Communities, Inc	225
8,855		American Homes 4 Rent	196
16,267		American Tower Corp	2,345
1,706		Americold Realty Trust	38
5,818		Apartment Investment & Management Co (Class A)	246
7,310		Apple Hospitality REIT, Inc	131
1,658		Armada Hoffler Properties, Inc	25
3,090		Ashford Hospitality Trust, Inc	25
454	*	AV Homes, Inc	10
5,036		AvalonBay Communities, Inc	866
769		Bluerock Residential Growth REIT, Inc	7
5,901		Boston Properties, Inc	740
1,249		BraeMar Hotels & Resorts, Inc	14
6,772		Brandywine Realty Trust	114
11,939		Brixmor Property Group, Inc	208
3,382		Camden Property Trust	308
2,763		CareTrust REIT, Inc	46
1,667		CatchMark Timber Trust Inc	21
6,537	e	CBL & Associates Properties, Inc	36
11,788	*	CBRE Group, Inc	563
3,595		Cedar Realty Trust, Inc	17
1,449		Chatham Lodging Trust	31
2,308		Chesapeake Lodging Trust	73
1,087		City Office REIT, Inc	14
544		Clipper Realty, Inc	5
20,026		Colony Capital, Inc	125
4,776		Columbia Property Trust, Inc	108
498		Community Healthcare Trust, Inc	15
159		Consolidated-Tomoka Land Co	10
4,609		CoreCivic, Inc	110
419		CorEnergy Infrastructure Trust, Inc	16
1,602	*	CorePoint Lodging, Inc	41
1,335		Coresite Realty	148
3,896		Corporate Office Properties Trust	113
16,091		Cousins Properties, Inc	156
15,368		Crown Castle International Corp	1,657
6,597		CubeSmart	213
3,383		CyrusOne, Inc	197
3,638		DCT Industrial Trust, Inc	243
6,051		DDR Corp	108
7,801		DiamondRock Hospitality Co	96
7,617		Digital Realty Trust, Inc	850
5,662		Douglas Emmett, Inc	228
12,847		Duke Realty Corp	373
1,340		Easterly Government Properties, Inc	26
1,286		EastGroup Properties, Inc	123
2,840		Education Realty Trust, Inc	118
5,016		Empire State Realty Trust, Inc	86
2,455		Entertainment Properties Trust	159
2,894		Equinix, Inc	1,244

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,801	*	Equity Commonwealth	$120
3,161		Equity Lifestyle Properties, Inc	290
13,534		Equity Residential	862
2,501		Essex Property Trust, Inc	598
4,570		Extra Space Storage, Inc	456
967	e	Farmland Partners, Inc	9
2,807		Federal Realty Investment Trust	355
4,527		First Industrial Realty Trust, Inc	151
7,880		Forest City Realty Trust, Inc	180
400	*,e	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	60
4,124		Franklin Street Properties Corp	35
1,944		Front Yard Residential Corp	20
309	*	FRP Holdings, Inc	20
7,699		Gaming and Leisure Properties, Inc	276
4,728		Geo Group, Inc	130
1,064		Getty Realty Corp	30
22,438		GGP, Inc	458
881		Gladstone Commercial Corp	17
547	e	Global Medical REIT, Inc	5
2,475		Global Net Lease, Inc	51
2,836		Government Properties Income Trust	45
5,894		Gramercy Property Trust	161
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	37
17,510		HCP, Inc	452
4,494		Healthcare Realty Trust, Inc	131
7,668		Healthcare Trust of America, Inc	207
1,493		Hersha Hospitality Trust	32
1,412		HFF, Inc (Class A)	49
3,908		Highwoods Properties, Inc	198
6,332		Hospitality Properties Trust	181
26,196		Host Marriott Corp	552
1,318	*	Howard Hughes Corp	175
6,080		Hudson Pacific Properties	215
2,619		Independence Realty Trust, Inc	27
547		Industrial Logistics Properties Trust	12
239	e	Innovative Industrial Properties, Inc	9
4,600		Investors Real Estate Trust	25
11,120		Invitation Homes, Inc	256
10,280		Iron Mountain, Inc	360
2,674	*	iStar Financial, Inc	29
3,369		JBG SMITH Properties	123
322		Jernigan Capital, Inc	6
1,588		Jones Lang LaSalle, Inc	264
5,205		Kennedy-Wilson Holdings, Inc	110
3,767		Kilroy Realty Corp	285
16,000		Kimco Realty Corp	272
3,243		Kite Realty Group Trust	55
3,092		Lamar Advertising Co	211
4,394		LaSalle Hotel Properties	150
8,135		Lexington Realty Trust	71
5,755		Liberty Property Trust	255
1,802		Life Storage, Inc	175

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,530		LTC Properties, Inc	$65
5,384		Macerich Co	306
3,534		Mack-Cali Realty Corp	72
569	*	Marcus & Millichap, Inc	22
231	*	Maui Land & Pineapple Co, Inc	3
996		MedEquities Realty Trust, Inc	11
12,964		Medical Properties Trust, Inc	182
4,212		Mid-America Apartment Communities, Inc	424
2,597		Monmouth Real Estate Investment Corp (Class A)	43
1,356		National Health Investors, Inc	100
5,838		National Retail Properties, Inc	257
1,700		National Storage Affiliates Trust	52
3,164		New Senior Investment Group, Inc	24
499		Newmark Group, Inc	7
662		NexPoint Residential Trust, Inc	19
2,094		NorthStar Realty Europe Corp	30
7,596		Omega Healthcare Investors, Inc	235
567		One Liberty Properties, Inc	15
5,152		Outfront Media, Inc	100
7,621		Paramount Group, Inc	117
7,462		Park Hotels & Resorts, Inc	229
2,664		Pebblebrook Hotel Trust	103
2,702	e	Pennsylvania REIT	30
5,940		Physicians Realty Trust	95
4,321		Piedmont Office Realty Trust, Inc	86
2,344		Potlatch Corp	119
2,737		Preferred Apartment Communities, Inc	47
19,642		Prologis, Inc	1,290
762		PS Business Parks, Inc	98
5,527		Public Storage, Inc	1,254
1,829		QTS Realty Trust, Inc	72
2,935	*	Quality Care Properties, Inc	63
3,057		Ramco-Gershenson Properties	40
4,462		Rayonier, Inc	173
732		Re/Max Holdings, Inc	38
4,163	e	Realogy Holdings Corp	95
10,419		Realty Income Corp	560
2,193	*,e	Redfin Corp	51
5,824		Regency Centers Corp	362
4,204		Retail Opportunities Investment Corp	81
6,690		Retail Properties of America, Inc	85
2,561		Rexford Industrial Realty, Inc	80
6,612		RLJ Lodging Trust	146
283		RMR Group, Inc	22
1,712		Ryman Hospitality Properties	142
6,162		Sabra Healthcare REIT, Inc	134
401		Safety Income and Growth, Inc	8
392		Saul Centers, Inc	21
4,225	*	SBA Communications Corp	698
1,918		Select Income REIT	43
9,263		Senior Housing Properties Trust	168
990	e	Seritage Growth Properties	42
11,436		Simon Property Group, Inc	1,946

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,174		SL Green Realty Corp	$319
1,885	*	Spirit MTA REIT	19
15,946		Spirit Realty Capital, Inc	128
1,876	*	St. Joe Co	34
3,470		STAG Industrial, Inc	94
9,293		Starwood Property Trust, Inc	202
6,501		STORE Capital Corp	178
218		Stratus Properties, Inc	7
3,928		Summit Hotel Properties, Inc	56
2,801		Sun Communities, Inc	274
8,527		Sunstone Hotel Investors, Inc	142
3,676	e	Tanger Factory Outlet Centers, Inc	86
2,340		Taubman Centers, Inc	137
834	*	Tejon Ranch Co	20
1,821		Terreno Realty Corp	69
1,934		Tier REIT, Inc	46
761	*	Trinity Place Holdings, Inc	5
10,089		UDR, Inc	379
994		UMH Properties, Inc	15
6,462		Uniti Group, Inc	129
294		Universal Health Realty Income Trust	19
3,855		Urban Edge Properties	88
1,188		Urstadt Biddle Properties, Inc (Class A)	27
13,411		Ventas, Inc	764
38,221		VEREIT, Inc	284
10,009		VICI Properties, Inc	207
6,401		Vornado Realty Trust	473
7,181		Washington Prime Group, Inc	58
3,060		Washington REIT	93
4,685		Weingarten Realty Investors	144
14,133		Welltower, Inc	886
28,023		Weyerhaeuser Co	1,022
1,293		Whitestone REIT	16
3,946		WP Carey, Inc	262
4,278		Xenia Hotels & Resorts, Inc	104

		TOTAL REAL ESTATE	40,188

RETAILING - 6.3%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	16
2,429		Aaron’s, Inc	106
2,820		Abercrombie & Fitch Co (Class A)	69
2,632		Advance Auto Parts, Inc	357
15,089	*	Amazon.com, Inc	25,648
6,015		American Eagle Outfitters, Inc	140
367	*	America’s Car-Mart, Inc	23
727	*	Asbury Automotive Group, Inc	50
978	*	At Home Group, Inc	38
2,055	*	Autonation, Inc	100
995	*	AutoZone, Inc	668
1,364	*	Barnes & Noble Education, Inc	8
2,159		Barnes & Noble, Inc	14
4,627		Bed Bath & Beyond, Inc	92
8,970		Best Buy Co, Inc	669

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

824	e	Big 5 Sporting Goods Corp	$6
1,547	e	Big Lots, Inc	65
1,785	*	Booking Holdings, Inc	3,618
517	*	Boot Barn Holdings, Inc	11
1,023	e	Buckle, Inc	27
2,479	*	Burlington Stores, Inc	373
1,517		Caleres, Inc	52
437	e	Camping World Holdings, Inc	11
6,520	*	CarMax, Inc	475
1,051	*,e	Carvana Co	44
966		Cato Corp (Class A)	24
4,716		Chico’s FAS, Inc	38
670		Children’s Place Retail Stores, Inc	81
619		Citi Trends, Inc	17
708	*	Conn’s, Inc	23
764	*	Container Store Group, Inc	6
1,444		Core-Mark Holding Co, Inc	33
3,329		Dick’s Sporting Goods, Inc	117
590	e	Dillard’s, Inc (Class A)	56
9,963		Dollar General Corp	982
8,803	*	Dollar Tree, Inc	748
2,565		DSW, Inc (Class A)	66
404	*,e	Duluth Holdings, Inc	10
4,623		Expedia, Inc	556
3,087	*	Express Parent LLC	28
2,096	*	Five Below, Inc	205
1,415	*	Floor & Decor Holdings, Inc	70
4,365		Foot Locker, Inc	230
127	*	Francesca’s Holdings Corp	1
322	*	Gaia, Inc	7
3,029	e	GameStop Corp (Class A)	44
8,144		Gap, Inc	264
254	*	Genesco, Inc	10
5,460		Genuine Parts Co	501
2,663	*,e	GNC Holdings, Inc	9
787		Group 1 Automotive, Inc	50
13,160	*	Groupon, Inc	57
2,487		Guess?, Inc	53
715		Haverty Furniture Cos, Inc	15
948	*	Hibbett Sports, Inc	22
42,782		Home Depot, Inc	8,347
1,422	*	Hudson Ltd	25
437	*	J. Jill, Inc	4
12,004	*,e	JC Penney Co, Inc	28
705	*	Kirkland’s, Inc	8
6,314		Kohl’s Corp	460
8,875		L Brands, Inc	327
487	*	Lands’ End, Inc	14
2,114	*	Liberty Expedia Holdings, Inc	93
3,006	*	Liberty TripAdvisor Holdings, Inc	48
908		Lithia Motors, Inc (Class A)	86
11,611	*	LKQ Corp	370
30,661		Lowe’s Companies, Inc	2,930

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,099	*,e	Lumber Liquidators, Inc	$27
11,147		Macy’s, Inc	417
1,129	*	MarineMax, Inc	21
3,766	*	Michaels Cos, Inc	72
1,185	e	Monro Muffler, Inc	69
924	*	Murphy USA, Inc	69
1,254	*	National Vision Holdings, Inc	46
15,464	*	NetFlix, Inc	6,053
4,562		Nordstrom, Inc	236
1,156		Nutri/System, Inc	44
20,474		Office Depot, Inc	52
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	134
2,978	*	O’Reilly Automotive, Inc	815
567	*	Overstock.com, Inc	19
1,066	*	Party City Holdco, Inc	16
1,317		Penske Auto Group, Inc	62
765	e	PetMed Express, Inc	34
3,298		Pier 1 Imports, Inc	8
17,018	*	Qurate Retail Group, Inc QVC Group	361
1,673	e	Rent-A-Center, Inc	25
769	*	RH	107
13,766		Ross Stores, Inc	1,167
3,687	*,e	Sally Beauty Holdings, Inc	59
576		Shoe Carnival, Inc	19
1,315	*	Shutterfly, Inc	118
2,200		Signet Jewelers Ltd	123
1,596	*	Sleep Number Corp	46
1,157		Sonic Automotive, Inc (Class A)	24
1,434	*,e	Sportsman’s Warehouse Holdings, Inc	7
1,859		Tailored Brands, Inc	47
19,904		Target Corp	1,515
4,588		Tiffany & Co	604
1,314		Tile Shop Holdings, Inc	10
432		Tilly’s, Inc	7
23,292		TJX Companies, Inc	2,217
4,523		Tractor Supply Co	346
3,654	*	TripAdvisor, Inc	204
2,193	*	Ulta Beauty, Inc	512
2,603	*	Urban Outfitters, Inc	116
2,078	*	Wayfair, Inc	247
3,375	e	Williams-Sonoma, Inc	207
94		Winmark Corp	14
686	*	Zumiez, Inc	17

		TOTAL RETAILING	66,056

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
716	*,e	Acacia Communications, Inc	25
1,546	*	Advanced Energy Industries, Inc	90
33,684	*	Advanced Micro Devices, Inc	505
844	*	Alpha & Omega Semiconductor Ltd	12
1,266	*,e	Ambarella, Inc	49
3,751	*	Amkor Technology, Inc	32
13,670		Analog Devices, Inc	1,311

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

38,962		Applied Materials, Inc	$1,800
766	*	Aquantia Corp	9
1,183	*	Axcelis Technologies, Inc	23
1,452	*	AXT, Inc	10
16,000		Broadcom, Inc	3,882
2,689		Brooks Automation, Inc	88
942		Cabot Microelectronics Corp	101
2,572	*	Cavium, Inc	223
839	*	Ceva, Inc	25
2,507	*	Cirrus Logic, Inc	96
1,050		Cohu, Inc	26
3,781	*	Cree, Inc	157
12,862		Cypress Semiconductor Corp	200
1,498	*	Diodes, Inc	52
5,537		Entegris, Inc	188
2,741	*	First Solar, Inc	144
2,989	*	Formfactor, Inc	40
445	*	Ichor Holdings Ltd	9
705	*,e	Impinj, Inc	16
1,603	*,e	Inphi Corp	52
5,139	*	Integrated Device Technology, Inc	164
173,148		Intel Corp	8,607
5,709		Kla-Tencor Corp	585
2,498	*	Kopin Corp	7
6,069		Lam Research Corp	1,049
5,097	*	Lattice Semiconductor Corp	33
1,568	*,e	MA-COM Technology Solutions	36
14,795		Marvell Technology Group Ltd	317
10,293		Maxim Integrated Products, Inc	604
2,280	*	MaxLinear, Inc	36
8,621		Microchip Technology, Inc	784
42,939	*	Micron Technology, Inc	2,252
2,066		MKS Instruments, Inc	198
1,572		Monolithic Power Systems, Inc	210
1,014	*	Nanometrics, Inc	36
1,216	*,e	NeoPhotonics Corp Ltd	8
192		NVE Corp	23
21,631		NVIDIA Corp	5,124
12,905	*	NXP Semiconductors NV	1,410
15,220	*	ON Semiconductor Corp	338
1,181	*	PDF Solutions, Inc	14
2,703	*	Photronics, Inc	22
1,113		Power Integrations, Inc	81
4,730	*	Qorvo, Inc	379
55,179		QUALCOMM, Inc	3,097
4,243	*	Rambus, Inc	53
1,221	*	Rudolph Technologies, Inc	36
2,520	*	Semtech Corp	119
1,460	*	Sigma Designs, Inc	9
1,625	*	Silicon Laboratories, Inc	162
6,808		Skyworks Solutions, Inc	658
51	*,e	SMART Global Holdings, Inc	2
2,299	*,e	SunPower Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,076		Teradyne, Inc	$269
36,358		Texas Instruments, Inc	4,009
1,266	*	Ultra Clean Holdings	21
1,575	e	Universal Display Corp	135
1,833	*	Veeco Instruments, Inc	26
4,186		Versum Materials, Inc	156
2,114	*	Xcerra Corp	30
9,147		Xilinx, Inc	597
1,849		Xperi Corp	30

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,909

SOFTWARE & SERVICES - 15.1%
1,998	*	2U, Inc	167
3,462	*	8x8, Inc	69
1,883	*	A10 Networks, Inc	12
23,865		Accenture plc	3,904
4,522	*	ACI Worldwide, Inc	112
27,944		Activision Blizzard, Inc	2,133
3,018	*	Acxiom Corp	90
18,246	*	Adobe Systems, Inc	4,449
6,269	*	Akamai Technologies, Inc	459
792	*	Alarm.com Holdings, Inc	32
1,833		Alliance Data Systems Corp	427
11,088	*	Alphabet, Inc (Class A)	12,520
11,301	*	Alphabet, Inc (Class C)	12,608
906	*	Altair Engineering, Inc	31
657	*,e	Alteryx, Inc	25
781	*	Amber Road, Inc	7
5,455		Amdocs Ltd	361
1,091	*	American Software, Inc (Class A)	16
3,091	*	Ansys, Inc	538
244	*	Appfolio, Inc	15
1,241	*	Apptio, Inc	45
2,704	*	Aspen Technology, Inc	251
3,628	*	Atlassian Corp plc	227
8,135	*	Autodesk, Inc	1,066
16,337		Automatic Data Processing, Inc	2,191
3,817	*	Avaya Holdings Corp	77
613	*	Benefitfocus, Inc	21
5,264	*	Black Knight, Inc	282
1,852		Blackbaud, Inc	190
1,191	*	Blackline, Inc	52
1,604	*	Blucora, Inc	59
5,256		Booz Allen Hamilton Holding Co	230
1,563	*	Bottomline Technologies, Inc	78
4,699	*	Box, Inc	117
1,247	*	Brightcove, Inc	12
4,397		Broadridge Financial Solutions, Inc	506
11,810		CA, Inc	421
946	*	CACI International, Inc (Class A)	159
10,505	*	Cadence Design Systems, Inc	455
267	*	Carbon Black, Inc	7
960	*	Carbonite, Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,770	*	Cardtronics plc	$43
534	*	Care.com, Inc	11
1,803	*	Cargurus, Inc	63
2,801	*,e	Cars.com, Inc	80
480		Cass Information Systems, Inc	33
4,696		CDK Global, Inc	305
837	*	Ceridian HCM Holding, Inc	28
921	*	ChannelAdvisor Corp	13
1,430	*	Cision Ltd	21
5,016	*	Citrix Systems, Inc	526
3,664	*	Cloudera, Inc	50
21,899		Cognizant Technology Solutions Corp (Class A)	1,730
1,509	*	Commvault Systems, Inc	99
7,418	*	Conduent, Inc	135
861		ConvergeOne Holdings, Inc	8
3,726		Convergys Corp	91
2,077	*	Cornerstone OnDemand, Inc	99
1,958	*	Coupa Software, Inc	122
1,299		CSG Systems International, Inc	53
7,361	*	Dell Technologies, Inc-VMware Inc	623
335	*,e	Digimarc Corp	9
911	*	DocuSign, Inc	48
10,429		DXC Technology Co	841
34,833	*	eBay, Inc	1,263
927		Ebix, Inc	71
648	*	eGain Corp	10
11,253	*	Electronic Arts, Inc	1,587
1,316	*	Ellie Mae, Inc	137
2,483	*	Endurance International Group Holdings, Inc	25
1,657	*	Envestnet, Inc	91
1,908	*	EPAM Systems, Inc	237
4,286	*	Etsy, Inc	181
1,952	*	Euronet Worldwide, Inc	164
662	*	Everbridge, Inc	31
2,472	*	Everi Holdings, Inc	18
2,375		EVERTEC, Inc	52
1,735	*	Exela Technologies, Inc	8
1,241	*	ExlService Holdings, Inc	70
88,260	*	Facebook, Inc	17,151
1,096	*	Fair Isaac Corp	212
12,271		Fidelity National Information Services, Inc	1,301
6,880	*	FireEye, Inc	106
3,306	*	First American Corp	172
17,769	*	First Data Corp	372
15,190	*	Fiserv, Inc	1,125
2,029	*	Five9, Inc	70
3,363	*	FleetCor Technologies, Inc	708
1,062	*	ForeScout Technologies, Inc	36
5,395	*	Fortinet, Inc	337
3,300	*	Gartner, Inc	439
5,261		Genpact Ltd	152
5,776		Global Payments, Inc	644
1,203	*	Glu Mobile, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,554	*	GoDaddy, Inc	$392
2,248	*,e	Gogo, Inc	11
3,346	*	GrubHub, Inc	351
1,166	*	GTT Communications, Inc	52
2,905	*	Guidewire Software, Inc	258
1,077		Hackett Group, Inc	17
1,639	*	Hortonworks, Inc	30
1,304	*	HubSpot, Inc	164
2,708	*	IAC/InterActiveCorp	413
1,304	*	Imperva, Inc	63
1,377	*	Information Services Group, Inc	6
825	*	Instructure, Inc	35
790	*	Internap Corp	8
34,095		International Business Machines Corp	4,763
9,003		Intuit, Inc	1,839
1,794		j2 Global, Inc	155
2,895		Jack Henry & Associates, Inc	377
487	*	Leaf Group Ltd	5
5,319		Leidos Holdings, Inc	314
3,363	*	Limelight Networks, Inc	15
1,143	*	Liquidity Services, Inc	7
2,140	*	Liveperson, Inc	45
1,820		LogMeIn, Inc	188
2,696	*	Manhattan Associates, Inc	127
1,025		Mantech International Corp (Class A)	55
34,098		MasterCard, Inc (Class A)	6,701
1,918	*,e	Match Group, Inc	74
2,490		MAXIMUS, Inc	155
2,453	*	Meet Group, Inc	11
281,305		Microsoft Corp	27,739
367	*	MicroStrategy, Inc (Class A)	47
1,433	*	MINDBODY, Inc	55
1,253	*	Mitek Systems, Inc	11
1,693	*	MobileIron, Inc	8
844	*	Model N, Inc	16
1,065	*	MoneyGram International, Inc	7
1,609		Monotype Imaging Holdings, Inc	33
1,631	*	New Relic, Inc	164
2,596		NIC, Inc	40
11,208	*	Nuance Communications, Inc	156
4,052	*	Nutanix, Inc	209
3,179	*	Okta, Inc	160
1,227	*	OneSpan, Inc	24
106,635		Oracle Corp	4,698
7,425	*,e	Pandora Media, Inc	58
444	*,e	Park City Group, Inc	3
11,779		Paychex, Inc	805
1,911	*	Paycom Software, Inc	189
1,003	*	Paylocity Holding Corp	59
44,092	*	PayPal Holdings, Inc	3,672
1,438		Pegasystems, Inc	79
1,320	*	Perficient, Inc	35
5,214		Perspecta, Inc	107

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

707	*	Presidio, Inc	$9
1,791		Progress Software Corp	70
1,867	*	Proofpoint, Inc	215
1,099	*	PROS Holdings, Inc	40
4,095	*	PTC, Inc	384
1,206	*	Q2 Holdings, Inc	69
400		QAD, Inc (Class A)	20
1,213	*	Qualys, Inc	102
1,192	*	QuinStreet, Inc	15
2,851	*	Quotient Technology, Inc	37
809	*	Rapid7, Inc	23
2,285	*	RealPage, Inc	126
6,585	*	Red Hat, Inc	885
393		Reis, Inc	9
2,430	*	RingCentral, Inc	171
750	*	Rosetta Stone, Inc	12
8,252		Sabre Corp	203
686	*	SailPoint Technologies Holding, Inc	17
26,185	*	salesforce.com, Inc	3,572
1,738		Science Applications International Corp	141
257	*	SecureWorks Corp	3
266	*	SendGrid, Inc	7
6,396	*	ServiceNow, Inc	1,103
2,827	*	ServiceSource International LLC	11
266	*	ShotSpotter, Inc	10
719	*	Shutterstock, Inc	34
5,371	*	Splunk, Inc	532
690	*	SPS Commerce, Inc	51
10,606	*	Square, Inc	654
7,627		SS&C Technologies Holdings, Inc	396
618	*	Stamps.com, Inc	156
1,325	e	Switch, Inc	16
1,511	*	Sykes Enterprises, Inc	43
23,044		Symantec Corp	476
5,312	*	Synopsys, Inc	455
1,329		Syntel, Inc	43
2,342	*	Tableau Software, Inc	229
4,187	*	Take-Two Interactive Software, Inc	496
708	*	TechTarget, Inc	20
834	*	TeleNav, Inc	5
4,419	*	Teradata Corp	177
4,511		TiVo Corp	61
6,858		Total System Services, Inc	580
1,162	*	Trade Desk, Inc	109
4,786		Travelport Worldwide Ltd	89
2,406	*	TrueCar, Inc	24
541		TTEC Holdings, Inc	19
349	*,e	Tucows, Inc	21
2,425	*	Twilio, Inc	136
26,241	*	Twitter, Inc	1,146
1,396	*	Tyler Technologies, Inc	310
1,115	*	Ultimate Software Group, Inc	287
2,160	*,e	Unisys Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

265	*	Upland Software, Inc	$9
1,028	*	Varonis Systems, Inc	77
2,429	*	Verint Systems, Inc	108
3,905	*	VeriSign, Inc	537
2,063	*,e	VirnetX Holding Corp	7
1,072	*	Virtusa Corp	52
66,355		Visa, Inc (Class A)	8,789
2,550	*	VMware, Inc (Class A)	375
1,495	*	Website Pros, Inc	39
17,679		Western Union Co	359
1,532	*	WEX, Inc	292
5,379	*	Workday, Inc	651
912	*	Workiva, Inc	22
10,607	*	Worldpay, Inc	867
886	*	XO Group, Inc	28
3,020	*	Yelp, Inc	118
2,990	*	Yext, Inc	58
3,760	*	Zendesk, Inc	205
2,077	*	Zillow Group, Inc	124
4,117	*	Zillow Group, Inc (Class C)	243
2,044	*	Zix Corp	11
486	*,e	Zscaler, Inc	17
30,167	*	Zynga, Inc	123

		TOTAL SOFTWARE & SERVICES	158,226

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
4,245	*,e	3D Systems Corp	59
1,869		Adtran, Inc	28
932	*	Aerohive Networks, Inc	4
596	*	Agilysys, Inc	9
10,953		Amphenol Corp (Class A)	955
1,131	*	Anixter International, Inc	72
182,577	d	Apple, Inc	33,797
712	*,e	Applied Optoelectronics, Inc	32
2,109	*	Arista Networks, Inc	543
6,515	*	ARRIS International plc	159
3,277	*	Arrow Electronics, Inc	247
1,363	*	Avid Technology, Inc	7
4,242		Avnet, Inc	182
1,630		AVX Corp	26
1,096		Badger Meter, Inc	49
429		Bel Fuse, Inc (Class B)	9
1,632		Belden CDT, Inc	100
1,932		Benchmark Electronics, Inc	56
1,369	*	CalAmp Corp	32
1,907	*	Calix, Inc	15
176	*	Casa Systems, Inc	3
5,378		CDW Corp	434
5,012	*	Ciena Corp	133
178,999		Cisco Systems, Inc	7,702
522	*,e	Clearfield, Inc	6
6,048		Cognex Corp	270
954	*	Coherent, Inc	149

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,754	*	CommScope Holding Co, Inc	$197
784		Comtech Telecommunications Corp	25
938	*	Control4 Corp	23
30,266		Corning, Inc	833
1,568	*	Cray, Inc	39
1,256		CTS Corp	45
48		Daktronics, Inc	0	^
2,906	e	Diebold, Inc	35
1,019	*	Digi International, Inc	13
2,138		Dolby Laboratories, Inc (Class A)	132
789	*,e	Eastman Kodak Co	3
1,847	*	EchoStar Corp (Class A)	82
1,199	*	Electro Scientific Industries, Inc	19
1,788	*	Electronics for Imaging, Inc	58
518	*	ePlus, Inc	49
4,537	*	Extreme Networks, Inc	36
2,205	*	F5 Networks, Inc	380
1,440	*	Fabrinet	53
655	*	FARO Technologies, Inc	36
4,415	*,e	Finisar Corp	79
6,696	*	Fitbit, Inc	44
4,988		Flir Systems, Inc	259
3,142	*	Harmonic, Inc	13
57,259		Hewlett Packard Enterprise Co	837
61,103		HP, Inc	1,386
2,439	*	II-VI, Inc	106
1,305	*	Immersion Corp	20
5,792	*	Infinera Corp	57
1,383	*	Insight Enterprises, Inc	68
1,347		InterDigital, Inc	109
1,406	*	IPG Photonics Corp	310
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	80
5,895		Jabil Circuit, Inc	163
12,811		Juniper Networks, Inc	351
1,750	*	Kemet Corp	42
6,871	*	Keysight Technologies, Inc	406
1,038	*	Kimball Electronics, Inc	19
3,427	*	Knowles Corp	52
758	*	KVH Industries, Inc	10
939		Littelfuse, Inc	214
2,352	*	Lumentum Holdings, Inc	136
1,366	*,e	Maxwell Technologies, Inc	7
126		Mesa Laboratories, Inc	27
1,398		Methode Electronics, Inc	56
5,930		Motorola, Inc	690
632		MTS Systems Corp	33
428	*	Napco Security Technologies, Inc	6
4,043		National Instruments Corp	170
4,702	*	NCR Corp	141
9,793		NetApp, Inc	769
1,274	*	Netgear, Inc	80
3,375	*	Netscout Systems, Inc	100

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

236	*	nLight, Inc	$8
1,269	*	Novanta, Inc	79
6,405	*	Oclaro, Inc	57
673	*	OSI Systems, Inc	52
3,213	*	Palo Alto Networks, Inc	660
766		Park Electrochemical Corp	18
430		PC Connection, Inc	14
1,300		Plantronics, Inc	99
1,309	*	Plexus Corp	78
6,099	*	Pure Storage, Inc	146
807	*	Quantenna Communications, Inc	12
2,205	*	Ribbon Communications, Inc	16
701	*	Rogers Corp	78
2,856	*	Sanmina Corp	84
958	*	Scansource, Inc	39
1,939	*	Stratasys Ltd	37
1,554	*	Super Micro Computer, Inc	37
1,338	*	Synaptics, Inc	67
1,010		SYNNEX Corp	97
461		Systemax, Inc	16
1,361	*	Tech Data Corp	112
9,398	*	Trimble Navigation Ltd	309
3,576	*	TTM Technologies, Inc	63
905	*,e	Ubiquiti Networks, Inc	77
1,586	*	USA Technologies, Inc	22
4,353	*	VeriFone Systems, Inc	99
2,057	*,e	Viasat, Inc	135
8,882	*	Viavi Solutions, Inc	91
5,245		Vishay Intertechnology, Inc	122
398	*	Vishay Precision Group, Inc	15
11,052		Western Digital Corp	855
8,463		Xerox Corp	203
1,840	*	Zebra Technologies Corp (Class A)	264

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	58,042

TELECOMMUNICATION SERVICES - 1.8%
269,756		AT&T, Inc	8,662
373		ATN International, Inc	20
1,565	*	Boingo Wireless, Inc	35
35,344		CenturyLink, Inc	659
1,724	*	Cincinnati Bell, Inc	27
1,599		Cogent Communications Group, Inc	85
2,586		Consolidated Communications Holdings, Inc	32
3,091	e	Frontier Communications Corp	17
235	*	Hawaiian Telcom Holdco, Inc	7
1,272	*	Intelsat S.A.	21
2,990	*	Iridium Communications, Inc	48
3,269	*	NII Holdings, Inc	13
661	*	Ooma, Inc	9
2,552	*	Orbcomm, Inc	26
410	*	pdvWireless, Inc	10
1,811		Shenandoah Telecom Co	59
859		Spok Holdings, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

24,656	*,e	Sprint Corp	$134
3,834		Telephone & Data Systems, Inc	105
11,398	*	T-Mobile US, Inc	681
176	*	US Cellular Corp	7
153,528		Verizon Communications, Inc	7,724
7,849	*	Vonage Holdings Corp	101
1,563	*,e	Windstream Holdings, Inc	8
7,262	*	Zayo Group Holdings, Inc	265

		TOTAL TELECOMMUNICATION SERVICES	18,768

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	48
4,469		Alaska Air Group, Inc	270
502		Allegiant Travel Co	70
260		Amerco, Inc	93
15,587		American Airlines Group, Inc	592
1,131		Arkansas Best Corp	52
913	*	Atlas Air Worldwide Holdings, Inc	66
2,527	*	Avis Budget Group, Inc	82
5,125		CH Robinson Worldwide, Inc	429
1,092		Copa Holdings S.A. (Class A)	103
1,032		Costamare, Inc	8
452	*	Covenant Transportation Group, Inc	14
30,905		CSX Corp	1,971
763	*	Daseke, Inc	8
24,245		Delta Air Lines, Inc	1,201
1,536	*	Eagle Bulk Shipping, Inc	8
1,070	*	Echo Global Logistics, Inc	31
6,349		Expeditors International of Washington, Inc	464
9,235		FedEx Corp	2,097
902		Forward Air Corp	53
2,185	*	Genesee & Wyoming, Inc (Class A)	178
1,746		Hawaiian Holdings, Inc	63
1,188		Heartland Express, Inc	22
2,016	*	Hertz Global Holdings, Inc	31
1,279	*	Hub Group, Inc (Class A)	64
3,200		JB Hunt Transport Services, Inc	389
11,866	*	JetBlue Airways Corp	225
3,722		Kansas City Southern Industries, Inc	394
2,088	*	Kirby Corp	175
4,783		Knight-Swift Transportation Holdings, Inc	183
1,543		Landstar System, Inc	169
3,019		Macquarie Infrastructure Co LLC	127
1,495		Marten Transport Ltd	35
1,675		Matson, Inc	64
10,473		Norfolk Southern Corp	1,580
2,413		Old Dominion Freight Line	359
334		Park-Ohio Holdings Corp	12
1,449	*	Radiant Logistics, Inc	6
1,666		Ryder System, Inc	120
1,798	*	Safe Bulkers, Inc	6
945	*	Saia, Inc	76
1,179		Schneider National, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,180		Scorpio Bulkers, Inc	$16
1,961		Skywest, Inc	102
19,738		Southwest Airlines Co	1,004
2,736	*,e	Spirit Airlines, Inc	99
28,600		Union Pacific Corp	4,052
9,228	*	United Continental Holdings, Inc	644
25,678		United Parcel Service, Inc (Class B)	2,728
200		Universal Truckload Services, Inc	5
1,875		Werner Enterprises, Inc	70
4,303	*	XPO Logistics, Inc	431
147	*	YRC Worldwide, Inc	2

		TOTAL TRANSPORTATION	21,123

UTILITIES - 2.9%
24,589		AES Corp	330
1,901		Allete, Inc	147
8,576		Alliant Energy Corp	363
9,236		Ameren Corp	562
18,027		American Electric Power Co, Inc	1,248
1,409		American States Water Co	81
6,446		American Water Works Co, Inc	550
6,497		Aqua America, Inc	229
443	*	AquaVenture Holdings Ltd	7
366		Artesian Resources Corp	14
5,498	*,e	Atlantic Power Corp	12
3,854		Atmos Energy Corp	347
2,130		Avangrid, Inc	113
2,203		Avista Corp	116
2,094		Black Hills Corp	128
812	*,e	Cadiz, Inc	11
1,860		California Water Service Group	72
15,933		Centerpoint Energy, Inc	441
640		Chesapeake Utilities Corp	51
10,479		CMS Energy Corp	495
438		Connecticut Water Service, Inc	29
11,636		Consolidated Edison, Inc	907
626		Consolidated Water Co, Inc	8
24,377		Dominion Resources, Inc	1,662
6,614		DTE Energy Co	685
25,990		Duke Energy Corp	2,055
12,075		Edison International	764
1,320		El Paso Electric Co	78
6,644		Entergy Corp	537
10,287		Evergy, Inc	578
11,751		Eversource Energy	689
36,188		Exelon Corp	1,542
17,706		FirstEnergy Corp	636
349		Global Water Resources, Inc	3
3,788		Hawaiian Electric Industries, Inc	130
1,806		Idacorp, Inc	167
7,499		MDU Resources Group, Inc	215
1,395		MGE Energy, Inc	88
644		Middlesex Water Co	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,118		National Fuel Gas Co	$165
3,351		New Jersey Resources Corp	150
17,480		NextEra Energy, Inc	2,920
13,494		NiSource, Inc	355
1,124		Northwest Natural Gas Co	72
1,853		NorthWestern Corp	106
11,154		NRG Energy, Inc	342
1,290		NRG Yield, Inc (Class A)	22
2,243		NRG Yield, Inc (Class C)	39
7,848		OGE Energy Corp	276
2,027		ONE Gas, Inc	151
1,582		Ormat Technologies, Inc	84
1,523		Otter Tail Corp	72
2,658		Pattern Energy Group, Inc	50
19,186		PG&E Corp	817
4,158		Pinnacle West Capital Corp	335
3,215		PNM Resources, Inc	125
3,158		Portland General Electric Co	135
26,290		PPL Corp	751
18,725		Public Service Enterprise Group, Inc	1,014
626	*	Pure Cycle Corp	6
263		RGC Resources, Inc	8
5,272		SCANA Corp	203
9,811		Sempra Energy	1,139
678		SJW Corp	45
3,054		South Jersey Industries, Inc	102
37,586		Southern Co	1,741
1,840		Southwest Gas Corp	140
431	e	Spark Energy, Inc	4
1,831		Spire, Inc	129
1,698		TerraForm Power, Inc	20
6,086		UGI Corp	317
534		Unitil Corp	27
3,221		Vectren Corp	230
15,176	*	Vistra Energy Corp	359
876	*,e	Vivint Solar, Inc	4
11,703		WEC Energy Group, Inc	757
1,820		WGL Holdings, Inc	162
18,569		Xcel Energy, Inc	848
490		York Water Co	16

		TOTAL UTILITIES	30,355

		TOTAL COMMON STOCKS	1,039,606

		(Cost $423,033)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital Inc	0

		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m,†	Forest Laboratories, Inc CVR	1
244	m,†	Omthera Pharmaceuticals, Inc CVR	0	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

390	m	Tobira Therapeutics, Inc			$0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1

		TOTAL RIGHTS / WARRANTS			1

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.5%
$4,642,000		Federal Agricultural Mortgage Corp (FAMC)	1.630%	07/02/18	4,642

		TOTAL GOVERNMENT AGENCY DEBT			4,642

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
9,595,870	c	State Street Navigator Securities Lending Government Money Market Portfolio			9,596

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,596

		TOTAL SHORT-TERM INVESTMENTS			14,238

		(Cost $14,238)
		TOTAL INVESTMENTS - 100.9%			1,053,845
		(Cost $437,271)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(8,923)

		NET ASSETS - 100.0%			$1,044,922

Abbreviation(s):

REIT	Real Estate Investment Trust

CVR	Contingent Value Right

*	Non-income producing

^	Amount represents less than $1,000.

†	Security is categorized as Level 3 in the fair value hierarchy.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The value of securities on loan is $9,268,000

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	28	9/21/18	$3,885	$3,810	$(75)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 15, 2018	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2018	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: August 15, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer